UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 22.2%
Banks — 5.9%
Abbey National Treasury Services PLC
$175,000	2.875%	04/25/14	$163,451
100,000	4.000	04/27/16	91,167
Bank of America Corp.
200,000	3.625	03/17/16	181,280
200,000	5.750	12/01/17	190,510
BBVA Bancomer SA(a)
425,000	7.250	04/22/20	413,116
Capital One Bank NA
300,000	8.800	07/15/19	353,066
CBA Capital Trust II(a)(b)(c)
325,000	6.024	03/29/49	303,517
Citigroup Capital XXI(b)(c)
383,000	8.300	12/21/57	374,383
Citigroup, Inc.
165,000	6.375	08/12/14	176,541
600,000	5.000	09/15/14	585,165
115,000	6.125	11/21/17	123,012
125,000	5.375	08/09/20	129,408
Fifth Third Bancorp
150,000	3.625	01/25/16	151,040
HSBC Bank NA
275,000	4.875	08/24/20	259,709
ING Bank NV(a)
325,000	2.375	06/09/14	315,174
JPMorgan Chase Capital XXV Series Y
275,000	6.800	10/01/37	273,625
Merrill Lynch & Co., Inc.
325,000	6.400	08/28/17	308,900
Morgan Stanley & Co.
275,000	5.750	08/31/12	284,086
400,000	5.950	12/28/17	386,827
300,000	6.625	04/01/18	298,380
National City Preferred Capital Trust I(b)(c)
350,000	12.000	12/31/49	360,500
Regions Financial Corp.
325,000	5.750	06/15/15	305,500
Resona Bank Ltd.(a)(b)(c)
650,000	5.850	09/29/49	640,328
Santander Holdings USA, Inc.
165,000	4.625	04/19/16	154,828
Sumitomo Mitsui Banking Corp.(a)
400,000	2.900	07/22/16	403,604
SunTrust Banks, Inc.(b)
225,000	3.600	04/15/16	224,531
The Bear Stearns Companies, LLC
500,000	7.250	02/01/18	587,674
The Royal Bank of Scotland Group PLC(a)
425,000	4.875	08/25/14	427,902
U.S. Bancorp
375,000	3.442	02/01/16	379,394
Wachovia Bank NA
300,000	6.600	01/15/38	341,066

			9,187,684

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Captive Auto — 0.3%
FUEL Trust(a)
$525,000	3.984%	06/15/16	$510,269

Chemicals — 0.4%
The Dow Chemical Co.
500,000	7.600	05/15/14	568,782

Diversified Manufacturing — 0.2%
Xylem, Inc.(a)
250,000	3.550	09/20/16	249,999

Electric — 0.9%
Arizona Public Service Co.
250,000	6.375	10/15/11	250,376
Ipalco Enterprises, Inc.(a)
400,000	5.000	05/01/18	377,000
PPL WEM Holdings PLC(a)(b)
350,000	5.375	05/01/21	368,921
Progress Energy, Inc.
350,000	7.000	10/30/31	448,594

			1,444,891

Energy — 2.9%
Anadarko Petroleum Corp.
375,000	6.375	09/15/17	419,503
BP Capital Markets PLC
225,000	3.200	03/11/16	233,992
500,000	4.500	10/01/20	541,171
Dolphin Energy Ltd.(a)
212,064	5.888	06/15/19	237,211
Gazprom OAO Via Gaz Capital SA
350,000	9.250	04/23/19	406,000
Nexen, Inc.
120,000	6.400	05/15/37	122,105
200,000	7.500	07/30/39	229,802
Noble Energy, Inc.(b)
200,000	6.000	03/01/41	225,654
Pemex Project Funding Master Trust
330,000	6.625	06/15/35	353,100
Petrobras International Finance Co.
40,000	5.750	01/20/20	41,032
430,000	5.375	01/27/21	427,707
PTTEP Canada International Finance Ltd.(a)
240,000	5.692	04/05/21	242,520
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500	09/30/14	270,375
TNK-BP Finance SA
140,000	7.875	03/13/18	145,600
Transocean, Inc.
100,000	4.950	11/15/15	105,125
325,000	6.000	03/15/18	344,961
100,000	6.500	11/15/20	108,743
Weatherford International Ltd.
275,000	9.625	03/01/19	351,439

			4,806,040

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Food & Beverage — 0.4%
Kraft Foods, Inc.
$275,000	6.125%	08/23/18	$325,276
225,000	6.500	02/09/40	275,794

			601,070

Food & Drug Retail — 0.4%
CVS Caremark Corp.(b)(c)
575,000	6.302	06/01/37	556,313

Healthcare — 0.9%
Boston Scientific Corp.
300,000	4.500	01/15/15	313,705
DENTSPLY International, Inc.
125,000	2.750	08/15/16	124,999
175,000	4.125	08/15/21	178,500
Express Scripts, Inc.
300,000	3.125	05/15/16	302,247
Life Technologies Corp.
150,000	6.000	03/01/20	168,079
Thermo Fisher Scientific, Inc.(b)
300,000	3.600	08/15/21	309,852

			1,397,382

Life Insurance — 1.1%
Lincoln National Corp.
300,000	4.850	06/24/21	284,805
MetLife Capital Trust X(a)(b)
300,000	9.250	04/08/38	337,500
Prudential Financial, Inc.
575,000	3.875	01/14/15	589,708
The Northwestern Mutual Life Insurance Co.(a)
425,000	6.063	03/30/40	500,466

			1,712,479

Media Cable — 0.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
425,000	3.500	03/01/16	441,760

Media Non Cable — 0.8%
NBCUniversal Media LLC
175,000	2.875	04/01/16	177,778
400,000	4.375	04/01/21	410,838
News America, Inc.
375,000	6.150	02/15/41	398,980
WPP Finance UK
275,000	8.000	09/15/14	311,745

			1,299,341

Metals and Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.(b)
418,000	8.375	04/01/17	447,260
Teck Resources Ltd.(b)
300,000	10.750	05/15/19	373,125

			820,385

Noncaptive-Financial — 1.6%
Capital One Capital III
125,000	7.686	08/15/36	122,188
Capital One Capital IV(b)(c)
350,000	6.745	02/17/37	334,250
Discover Bank
250,000	8.700	11/18/19	287,151

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Noncaptive-Financial — (continued)
General Electric Capital Corp.
	$825,000	5.625%	05/01/18	$897,963
International Lease Finance Corp.
	375,000	5.750	05/15/16	333,750
SLM Corp.
AUD	150,000	6.000	05/10/12	144,171
	$325,000	6.250	01/25/16	318,806

				2,438,279

Pipelines — 1.0%
El Paso Pipeline Partners Operating Co. LLC
	150,000	6.500	04/01/20	164,250
Energy Transfer Partners LP
	375,000	5.950	02/01/15	403,019
Enterprise Products Operating LLC
	175,000	5.000	03/01/15	191,265
Tennessee Gas Pipeline Co.
	150,000	8.000	02/01/16	176,161
	200,000	8.375	06/15/32	262,999
TransCanada Pipelines Ltd.(b)(c)
	325,000	6.350	05/15/67	322,562

				1,520,256

Property/Casualty Insurance — 0.9%
QBE Capital Funding III Ltd.(a)(b)(c)
	450,000	7.250	05/24/41	406,759
Transatlantic Holdings, Inc.
	225,000	8.000	11/30/39	263,458
ZFS Finance USA Trust IV(a)(b)(c)
	675,000	5.875	05/09/32	669,067

				1,339,284

Real Estate Investment Trusts — 1.9%
Brandywine Operating Partnership LP(b)
	325,000	4.950	04/15/18	313,498
Developers Diversified Realty Corp.
	375,000	7.500	04/01/17	395,625
Duke Realty LP
	350,000	5.950	02/15/17	370,850
HCP, Inc.
	125,000	6.300	09/15/16	133,463
	275,000	6.000	01/30/17	289,679
Healthcare Realty Trust, Inc.
	350,000	5.750	01/15/21	342,366
Kilroy Realty LP
	275,000	5.000	11/03/15	284,676
ProLogis LP
	100,000	2.250	04/01/37	99,750
	175,000	1.875 (b)	11/15/37	170,625
Simon Property Group LP
	350,000	10.350	04/01/19	465,172
WEA Finance LLC(a)
	125,000	7.500	06/02/14	139,439

				3,005,143

Retailers — 0.2%
Macy’s Retail Holdings, Inc.
	250,000	7.450	07/15/17	295,434

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Technology — 0.4%
Hewlett-Packard Co.
$250,000	3.000%	09/15/16	$252,068
Intel Corp.
325,000	1.950	10/01/16	327,321

			579,389

Tobacco — 0.1%
Altria Group, Inc.
175,000	9.700	11/10/18	231,341

Transportation — 0.3%
Transnet Ltd.(a)
400,000	4.500	02/10/16	411,020

Wirelines Telecommunications — 0.8%
AT&T, Inc.
625,000	2.950	05/15/16	644,096
175,000	3.875	08/15/21	179,713
Qwest Communications International, Inc.(b)
325,000	8.000	10/01/15	341,250
Qwest Corp.
150,000	8.375	05/01/16	164,463

			1,329,522

TOTAL CORPORATE OBLIGATIONS			$34,746,063

Mortgage-Backed Obligations — 54.3%
Adjustable Rate Non-Agency(c) — 1.8%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$26,704	2.473%	04/25/34	$23,046
Countrywide Alternative Loan Trust Series 2005-38, Class A1
264,778	1.742	09/25/35	159,629
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
101,864	2.762	02/19/34	85,770
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
19,763	2.846	11/20/34	15,403
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
471,672	4.933	09/25/35	374,130
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
972,621	0.445	05/25/46	533,227
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
342,330	2.863	07/25/35	287,694
Lehman XS Trust Series 2005-7N, Class 1A1A
386,565	0.505	12/25/35	244,358
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
661,448	1.092	12/25/46	195,361
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
22,789	2.444	09/25/34	18,897
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
49,104	2.539	05/25/34	43,850

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
$27,790	2.577%	06/25/34	$26,001
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
600,840	0.942	03/25/47	317,201
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
779,981	2.734	07/25/36	569,152

			2,893,719

Collateralized Mortgage Obligations — 15.4%
Agency Multi-Family — 3.5%
FHLMC REMIC Structured Pass-Through Certificates Series K703, Class A2
$600,000	2.699%	05/25/18	$612,025
FNMA
396,235	2.800	03/01/18	411,659
1,095,403	3.740	05/01/18	1,178,535
320,000	3.840	05/01/18	343,913
800,000	4.506	06/01/19	886,977
198,525	3.416	10/01/20	207,007
297,725	3.375	11/01/20	309,626
198,572	3.632	12/01/20	209,619
992,030	3.763	12/01/20	1,055,896
GNMA
190,254	3.950	07/15/25	207,637

			5,422,894

Covered Bonds(a) — 9.7%
Bank of Scotland PLC
300,000	5.250	02/21/17	324,138
Companhia de Financement Foncier
700,000	2.125	04/22/13	701,235
DnB NOR Boligkreditt
1,700,000	2.100	10/14/15	1,720,465
1,100,000	2.900	03/29/16	1,139,949
ING Bank NV
700,000	2.500	01/14/16	701,456
Nordea Eiendomskreditt AS
1,100,000	1.875	04/07/14	1,124,661
Sparebank 1 Boligkreditt AS
1,400,000	1.250	10/25/13	1,406,132
1,200,000	2.625	05/27/16	1,243,676
Stadshypotek AB
450,000	1.450	09/30/13	452,696
The Bank of Nova Scotia
2,000,000	1.450	07/26/13	2,019,896
800,000	2.150	08/03/16	813,702
The Canadian Imperial Bank of Commerce
500,000	2.000	02/04/13	507,429
800,000	0.900	09/19/14	795,868
400,000	2.750	01/27/16	418,948
The Toronto-Dominion Bank
900,000	0.875	09/12/14	896,644
1,000,000	1.625	09/14/16	996,550

			15,263,445

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Interest Only(c)(d)(e) — 0.0%
FNMA REMIC Series 2004-71, Class DI
$280,408	0.000%	04/25/34	$888

Planned Amortization Class — 0.8%
FNMA REMIC Series 2003-92, Class PD
1,285,648	4.500	03/25/17	1,308,152

Regular Floater(c) — 1.1%
Arran Residential Mortgages Funding PLC Series 2011-1A, Class A1B(a)
372,545	2.735	11/19/47	498,194
FHLMC REMIC Series 2005-3038, Class XA(e)
5,371	0.000	09/15/35	5,343
Permanent Master Issuer PLC Series 2011-1A, Class 1A3(a)
900,000	2.905	07/15/42	1,201,202

			1,704,739

Sequential Fixed Rate(f) — 0.3%
National Credit Union Administration Guaranteed Notes
500,000	3.000	06/12/19	513,540

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$24,213,658

Commercial Mortgage-Backed Securities — 4.5%
Sequential Fixed Rate — 4.0%
CW Capital Cobalt Ltd. Series 2006-C1, Class A4
$1,052,000	5.223%	08/15/48	$1,087,385
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
1,956,647	6.269	12/10/35	1,975,675
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
400,000	5.424	02/15/40	421,126
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,646,391	4.740	11/13/36	2,712,279

			6,196,465

Sequential Floating Rate(c) — 0.5%
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
800,000	5.866	09/15/45	839,790

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$7,036,255

Federal Agencies — 32.6%
Adjustable Rate FHLMC(c) — 1.5%
$1,605,201	2.410%	09/01/35	$1,687,029
656,339	4.778	10/01/35	697,059

			2,384,088

Adjustable Rate FNMA(c) — 1.6%
585,222	2.077	05/01/33	608,750
842,036	2.457	05/01/35	887,021
985,111	2.685	09/01/35	1,040,670

			2,536,441

FHLMC — 7.5%
697	7.000	11/01/11	704
383	7.000	12/01/11	388
24,618	7.500	06/01/15	26,777
52,545	7.000	07/01/16	56,012
498,399	5.500	02/01/18	540,340

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$39,753	5.500%	04/01/18	$43,098
15,355	4.500	09/01/18	16,374
64,915	5.500	09/01/18	70,378
8,315	9.500	08/01/19	9,238
134	9.500	08/01/20	149
137,794	6.500	10/01/20	152,412
31,054	4.500	07/01/24	33,349
173,594	4.500	11/01/24	186,907
37,221	4.500	12/01/24	40,065
55,619	6.000	03/01/29	61,266
674	6.000	04/01/29	742
37,751	7.500	12/01/29	42,521
343,906	7.000	05/01/32	386,122
1,084	6.000	08/01/32	1,193
187,148	7.000	12/01/32	210,122
34,867	5.000	12/01/35	37,486
38,864	6.000	09/01/37	43,100
61,431	6.000	02/01/38	68,203
156,910	6.000	07/01/38	174,353
46,229	6.000	10/01/38	51,392
861,020	4.500	09/01/39	924,520
87,305	4.500	10/01/39	93,825
738,645	5.500	01/01/40	799,757
292,954	4.000	12/01/40	306,797
1,000,000	4.000	TBA-30yr(g)	1,046,641
6,000,000	4.000	TBA-30yr(g)	6,260,625

			11,684,856

FNMA — 20.4%
6,098	6.000	08/01/13	6,592
72,279	7.500	08/01/15	78,571
32,601	6.000	04/01/16	35,330
62,977	6.500	05/01/16	68,385
91,786	6.500	09/01/16	99,669
117,064	6.500	11/01/16	127,118
30,311	7.500	04/01/17	32,226
448,134	5.500	02/01/18	485,910
431,997	5.000	05/01/18	464,110
37,673	6.500	08/01/18	41,544
190,966	7.000	08/01/18	215,807
6,699	5.000	06/01/23	7,198
529,523	5.500	09/01/23	576,158
109,508	5.500	10/01/23	119,303
23,890	4.500	07/01/24	25,799
385,476	4.500	11/01/24	416,344
138,919	4.500	12/01/24	150,017
285	7.000	07/01/25	326
6,090	7.000	11/01/25	6,978
38,561	9.000	11/01/25	45,250
181,047	7.000	08/01/26	207,367
1,783	7.000	08/01/27	2,044
10,398	7.000	09/01/27	11,915
52,008	6.000	12/01/27	57,095
438	7.000	01/01/28	502
308,853	6.000	02/01/29	340,167
281,896	6.000	06/01/29	310,501
59,537	8.000	10/01/29	69,629

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$20,370	7.000%	12/01/29	$23,341
1,526	8.500	04/01/30	1,797
7,581	8.000	05/01/30	8,637
413	8.500	06/01/30	487
22,582	7.000	05/01/32	25,828
173,663	7.000	06/01/32	198,313
239,287	7.000	08/01/32	273,252
48,505	8.000	08/01/32	57,043
20,146	5.000	08/01/33	21,732
2,982	5.500	09/01/33	3,252
3,941	5.500	02/01/34	4,297
634	5.500	04/01/34	692
37,415	5.500	12/01/34	40,787
82,353	5.000	04/01/35	88,800
233,491	6.000	04/01/35	258,419
11,783	5.000	09/01/35	12,690
5,245	5.500	09/01/35	5,716
573	5.500	02/01/37	626
899	5.500	04/01/37	982
925	5.500	05/01/37	1,010
84,928	6.000	12/01/37	94,343
1,360	5.500	03/01/38	1,486
40,488	6.000	05/01/38	45,077
988	5.500	06/01/38	1,081
36,502	6.000	06/01/38	40,640
1,342	5.500	07/01/38	1,467
89,579	6.000	07/01/38	99,733
1,466	5.500	08/01/38	1,603
36,667	6.000	08/01/38	40,823
813	5.500	09/01/38	889
19,224	5.500	10/01/38	21,031
43,868	6.000	10/01/38	48,855
49,300	6.000	11/01/38	54,904
524	5.500	12/01/38	573
366,252	5.000	01/01/39	394,980
65,781	4.500	08/01/39	70,563
192,083	4.500	12/01/39	206,781
47,318	4.500	01/01/40	50,965
92,648	3.500	12/01/40	95,240
2,891,370	3.500	02/01/41	2,972,298
1,963,854	4.000	04/01/41	2,059,550
2,000,000	3.000	TBA-15yr(g)	2,059,688
14,000,000	3.000	TBA-15yr(g)	14,362,032
4,000,000	4.000	TBA-30yr(g)	4,192,500

			31,946,658

GNMA — 1.6%
723	7.000	03/15/12	725
11,177	7.000	10/15/25	12,929
15,603	7.000	11/15/25	18,049
2,846	7.000	02/15/26	3,300
11,169	7.000	04/15/26	12,952
4,220	7.000	03/15/27	4,920
104,890	7.000	11/15/27	122,290
5,190	7.000	01/15/28	6,054
40,034	7.000	02/15/28	46,699
15,255	7.000	03/15/28	17,795

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$4,060	7.000%	04/15/28	$4,736
637	7.000	05/15/28	743
10,510	7.000	06/15/28	12,260
22,606	7.000	07/15/28	26,371
15,035	7.000	08/15/28	17,538
37,804	7.000	09/15/28	44,098
4,323	7.000	11/15/28	5,042
5,059	7.500	11/15/30	5,898
623	7.000	12/15/31	727
25,746	7.500	10/15/32	30,434
633,550	6.000	08/20/34	711,921
330,843	3.500	11/15/40	345,981
1,000,000	4.000	TBA-30yr(g)	1,069,375

			2,520,837

TOTAL FEDERAL AGENCIES			$51,072,880

TOTAL MORTGAGE-BACKED OBLIGATIONS			$85,216,512

Agency Debentures — 1.8%
FNMA
$1,600,000	0.625%	10/30/14	$1,597,787
Tennessee Valley Authority(h)
900,000	5.375	04/01/56	1,224,332

TOTAL AGENCY DEBENTURES			$2,822,119

Asset-Backed Securities — 2.6%
Home Equity — 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$147,050	7.000%	09/25/37	$111,230
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
190,142	7.000	09/25/37	137,700

			248,930

Student Loans(c) — 2.4%
Brazos Higher Education Authority Series 2011-1, Class A2
1,000,000	1.112	02/25/30	976,553
Brazos Higher Education Authority Series 2011-2, Class A2
800,000	1.097	07/25/29	785,260
College Loan Corp. Trust Series 2006-1, Class A3
1,000,000	0.343	10/25/25	979,479
GCO Education Loan Funding Trust Series 2006-1, Class A10L
100,000	0.502	02/27/28	84,979
GCO Education Loan Funding Trust Series 2006-1, Class A11L
100,000	0.542	05/25/36	81,742
Goal Capital Funding Trust Series 2010-1, Class A(a)
266,249	1.012	08/25/48	256,885
Knowledgeworks Foundation Series 2010-1, Class A
277,981	1.262	02/25/42	274,162
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
351,516	1.033	07/27/48	349,408

			3,788,468

TOTAL ASSET-BACKED SECURITIES			$4,037,398

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Debt Obligations — 8.2%
Sovereign — 7.8%
Bank Negara Malaysia Monetary Notes(i)
MYR	3,225,000	0.000%	12/06/11	$1,005,037
	1,675,000	0.000	12/13/11	521,687
Colombia Government International Bond
	$580,000	4.375	07/12/21	591,600
Federal Republic of Brazil
	220,000	8.250	01/20/34	309,100
	200,000	7.125	01/20/37	255,000
Malaysia Government Bond
MYR	1,220,000	3.434	08/15/14	384,821
State of Qatar
	$260,000	5.150	04/09/14	281,190
	330,000	5.250 (a)	01/20/20	363,000
United Kingdom Gilt
GBP	4,200,000	4.500	03/07/13	6,914,941
	1,000,000	2.750	01/22/15	1,650,516

				12,276,892

Supranational — 0.4%
North American Development Bank
	$600,000	4.375	02/11/20	666,264

TOTAL FOREIGN DEBT OBLIGATIONS				$12,943,156

Municipal Debt Obligations — 1.8%
California — 0.6%
California State Various Purpose GO Bonds Series 2010
	$140,000	7.950%	03/01/36	$158,853
	575,000	7.625	03/01/40	708,814

				867,667

Illinois — 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	275,000	7.350	07/01/35	309,460

Missouri — 0.5%
Missouri Higher Education Loan Authority RB Asset-Backed Notes Series 2010 A-1(c)(j)
	815,699	1.262	11/25/11	809,118

New York — 0.3%
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
	475,000	5.600	09/01/20	543,699

Ohio — 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	250,000	6.270	02/15/50	281,860

TOTAL MUNICIPAL DEBT OBLIGATIONS				$2,811,804

Government Guarantee Obligations(f) — 4.8%
Achmea Hypotheekbank NV(a)
	$1,300,000	3.200%	11/03/14	$1,374,356
BRFkredit AS(a)
	1,700,000	2.050	04/15/13	1,734,709
Commonwealth Bank of Australia(a)
	700,000	2.500	12/10/12	715,303

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — (continued)
FIH Erhvervsbank A/S(a)
$1,400,000	1.750%	12/06/12	$1,418,369
Landwirtschaftliche Rentenbank
1,400,000	4.125	07/15/13	1,488,312
400,000	2.125	07/15/16	414,056
Swedbank AB(a)
200,000	2.900	01/14/13	206,151
Westpac Securities NZ Ltd.(a)
200,000	2.500	05/25/12	202,311

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$7,553,567

U.S. Treasury Obligations — 5.3%
United States Treasury Bonds
$1,200,000	4.250%	11/15/40	$1,517,892
United States Treasury Inflation-Protected Securities
300,717	0.625	07/15/21	314,201
United States Treasury Notes
500,000	0.375	07/31/13	501,085
5,900,000	0.625	07/15/14	5,935,341

TOTAL U.S. TREASURY OBLIGATIONS			$8,268,519

TOTAL INVESTMENTS — 101.0%			$158,399,138

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%			(1,565,768)

NET ASSETS — 100.0%			$156,833,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $30,807,520, which represents approximately 19.6% of net assets as of September 30, 2011.

(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(d) Security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e) Issued with a zero coupon. Interest rate is contingent upon LIBOR reaching a predetermined level.

(f) Guaranteed by a foreign government until maturity.

(g) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $28,990,861 which represents approximately 18.5% of net assets as of September 30, 2011.

(h) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

(i) Issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Maturity date disclosed is the next interest reset date.

Investment Abbreviations:
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit
RMKT	—	Remarketed
UK	—	United Kingdom

Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Expiration Date	Current Value	Unrealized Gain

Barclays Bank PLC	USD/GBP	12/21/11	$316,327	$1,768
Citibank NA	JPY/EUR	12/21/11	336,189	2,691
	USD/AUD	12/21/11	195,538	13,465
	USD/EUR	12/21/11	206,929	8,315
	USD/GBP	12/21/11	207,249	4,949
Credit Suisse International	USD/AUD	12/21/11	96,811	8,524
	USD/JPY	12/21/11	146,701	1,299
Deutsche Bank Securities, Inc.	EUR/AUD	12/21/11	316,086	5,159
	EUR/CHF	12/21/11	241,083	1,779
	EUR/NZD	12/21/11	210,278	3,303
	GBP/EUR	12/21/11	210,303	2,704
	JPY/EUR	12/21/11	50,742	2,487
	USD/EUR	12/21/11	774,395	14,282
	USD/NZD	12/21/11	549,694	38,621
HSBC Bank PLC	EUR/NOK	12/21/11	666,996	7,020
	EUR/SEK	12/21/11	210,278	4,771
	USD/SEK	12/21/11	542,444	40,134
JPMorgan Chase Bank NA	USD/CAD	12/21/11	202,518	11,482
	USD/EUR	12/21/11	125,899	2,514
	USD/EUR	10/13/11	1,819,318	135,825
	USD/GBP	10/19/11	8,592,197	209,167
	USD/NZD	12/21/11	617,085	20,780
Morgan Stanley Co., Inc.	USD/GBP	12/21/11	267,305	6,491
Royal Bank of Canada	EUR/CAD	12/21/11	208,939	6,762
	USD/AUD	12/21/11	208,957	1,418
	USD/CAD	12/21/11	522,571	6,429
	USD/EUR	12/21/11	206,260	7,895
Royal Bank of Scotland	GBP/USD	12/21/11	210,365	45
	USD/AUD	12/21/11	97,769	8,377
State Street Bank and Trust	EUR/CAD	12/21/11	210,278	3,918
	EUR/NOK	12/21/11	211,617	1,612
	USD/AUD	12/21/11	334,524	785
	USD/CAD	12/21/11	104,433	567
UBS AG	CHF/EUR	12/21/11	393,815	1,386
	GBP/USD	12/21/11	215,040	3,047
	USD/CHF	12/21/11	134,183	20,817
	USD/EUR	12/21/11	104,469	2,379
Westpac Banking Corp.	USD/NZD	12/21/11	103,858	166

TOTAL				$613,133

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Expiration Date	Current Value	Unrealized Loss

Bank of America NA	AUD/USD	12/21/11	$115,022	$(6,058)
	CAD/USD	12/21/11	338,803	(9,197)
	SEK/EUR	12/21/11	104,079	(390)
Barclays Bank PLC	USD/GBP	12/21/11	85,704	(423)
Citibank NA	CAD/USD	12/21/11	353,432	(23,568)
	GBP/USD	12/21/11	104,403	(167)
Credit Suisse (International) Holding AG	CAD/USD	12/21/11	19,076	(1,109)
	CHF/USD	12/21/11	207,752	(248)
	EUR/USD	12/21/11	210,278	(1,758)
Deutsche Bank Securities, Inc.	EUR/USD	12/21/11	310,730	(10,206)
	NZD/EUR	12/21/11	195,201	(11,058)
	NZD/USD	12/21/11	203,168	(6,571)
HSBC Bank PLC	NOK/EUR	12/21/11	205,513	(2,086)
	SEK/USD	12/21/11	463,812	(10,188)
JPMorgan Chase Bank NA	EUR/USD	12/21/11	143,561	(1,740)
	JPY/USD	12/21/11	294,628	(1,372)
	NZD/USD	12/21/11	730,799	(53,194)
Royal Bank of Canada	CAD/EUR	12/21/11	196,854	(30)
	CAD/USD	12/21/11	105,476	(6,524)
Royal Bank of Scotland	EUR/USD	12/21/11	103,130	(4,701)
	NZD/USD	12/21/11	196,345	(14,394)
	SEK/EUR	12/21/11	103,044	(1,426)
Street Bank and Trust	AUD/USD	12/21/11	73,806	(6,686)
	NOK/EUR	12/21/11	133,640	(5,714)
UBS AG	EUR/USD	12/21/11	113,391	(5,533)
Westpac Banking Corp.	AUD/USD	12/21/11	350,682	(32,225)

TOTAL				$(216,566)

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(7)	March 2012	$(1,739,675)	$(10,370)
U.S. Long Bond	(5)	December 2011	(713,125)	(7,112)
U.S. Ultra Long Treasury Bonds	34	December 2011	5,393,250	512,381
2 Year U.S. Treasury Notes	47	December 2011	10,349,547	(14,389)
5 Year U.S. Treasury Notes	150	December 2011	18,372,656	3,957
10 Year U.S. Treasury Notes	22	December 2011	2,862,063	20,930

TOTAL				$505,397

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$156,486,203

Gross unrealized gain	5,059,264
Gross unrealized loss	(3,146,329)

Net unrealized security gain	$1,912,935

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Automobiles & Components — 0.6%
56,613	Ford Motor Co.*	$547,448
3,400	Harley-Davidson, Inc.	116,722
10,035	Johnson Controls, Inc.	264,623
3,800	The Goodyear Tire & Rubber Co.*	38,342

		967,135

Banks — 2.6%
10,200	BB&T Corp.	217,566
2,850	Comerica, Inc.	65,465
14,305	Fifth Third Bancorp	144,480
4,486	First Horizon National Corp.	26,737
8,700	Hudson City Bancorp, Inc.	49,242
12,749	Huntington Bancshares, Inc.	61,195
14,300	KeyCorp	84,799
1,916	M&T Bank Corp.	133,928
6,100	People’s United Financial, Inc.	69,540
7,757	PNC Financial Services Group, Inc.	373,810
19,425	Regions Financial Corp.	64,685
7,900	SunTrust Banks, Inc.	141,805
28,751	U.S. Bancorp	676,799
79,367	Wells Fargo & Co.	1,914,332
2,800	Zions Bancorporation	39,396

		4,063,779

Capital Goods — 7.7%
10,639	3M Co.	763,774
9,671	Caterpillar, Inc.	714,107
3,000	Cummins, Inc.	244,980
8,500	Danaher Corp.	356,490
6,279	Deere & Co.	405,435
2,701	Dover Corp.	125,867
5,200	Eaton Corp.	184,600
11,196	Emerson Electric Co.	462,507
4,500	Fastenal Co.	149,760
900	Flowserve Corp.	66,600
2,682	Fluor Corp.	124,847
5,506	General Dynamics Corp.	313,236
159,147	General Electric Co.	2,425,400
1,837	Goodrich Corp.	221,689
11,708	Honeywell International, Inc.	514,098
7,400	Illinois Tool Works, Inc.	307,840
4,900	Ingersoll-Rand PLC	137,641
2,800	ITT Corp.	117,600
2,000	Jacobs Engineering Group, Inc.*	64,580
1,600	Joy Global, Inc.	99,808
1,600	L-3 Communications Holdings, Inc.	99,152
4,051	Lockheed Martin Corp.	294,265
5,400	Masco Corp.	38,448
4,192	Northrop Grumman Corp.	218,655
5,593	PACCAR, Inc.	189,155
1,800	Pall Corp.	76,320
2,348	Parker Hannifin Corp.	148,229
2,100	Precision Castparts Corp.	326,466
3,500	Quanta Services, Inc.*	65,765
5,276	Raytheon Co.	215,630
2,200	Rockwell Automation, Inc.	123,200
2,260	Rockwell Collins, Inc.	119,238
1,500	Roper Industries, Inc.	103,365

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
903	Snap-On, Inc.	$40,093
2,452	Stanley Black & Decker, Inc.	120,393
4,300	Textron, Inc.	75,852
11,067	The Boeing Co.	669,664
6,900	Tyco International Ltd.	281,175
13,714	United Technologies Corp.	964,917
833	W.W. Grainger, Inc.	124,567

		12,095,408

Commercial & Professional Services — 0.6%
1,700	Avery Dennison Corp.	42,636
1,600	Cintas Corp.	45,024
800	Dun & Bradstreet Corp.	49,008
1,950	Equifax, Inc.	59,943
3,100	Iron Mountain, Inc.	98,022
3,100	Pitney Bowes, Inc.	58,280
2,800	R.R. Donnelley & Sons Co.	39,536
4,610	Republic Services, Inc.	129,357
2,200	Robert Half International, Inc.	46,684
1,300	Stericycle, Inc.*	104,936
6,949	Waste Management, Inc.	226,259

		899,685

Consumer Durables & Apparel — 0.9%
4,300	Coach, Inc.	222,869
4,700	D.R. Horton, Inc.	42,488
1,100	Harman International Industries, Inc.	31,438
2,021	Hasbro, Inc.	65,905
2,100	Leggett & Platt, Inc.	41,559
2,500	Lennar Corp. Class A	33,850
5,051	Mattel, Inc.	130,770
4,733	Newell Rubbermaid, Inc.	56,181
5,659	NIKE, Inc. Class B	483,901
5,413	Pulte Group, Inc.*	21,381
1,000	Ralph Lauren Corp.	129,700
1,300	VF Corp.	157,976
1,159	Whirlpool Corp.	57,846

		1,475,864

Consumer Services — 2.0%
1,900	Apollo Group, Inc. Class A*	75,259
6,600	Carnival Corp.	199,980
500	Chipotle Mexican Grill, Inc.*	151,475
2,120	Darden Restaurants, Inc.	90,630
900	DeVry, Inc.	33,264
4,800	H&R Block, Inc.	63,888
4,400	International Game Technology	63,932
4,163	Marriott International, Inc. Class A	113,400
15,397	McDonald’s Corp.	1,352,165
11,156	Starbucks Corp.	416,007
2,800	Starwood Hotels & Resorts Worldwide, Inc.	108,696
2,626	Wyndham Worldwide Corp.	74,867
1,100	Wynn Resorts Ltd.	126,588
6,897	Yum! Brands, Inc.	340,643

		3,210,794

Diversified Financials — 5.5%
15,631	American Express Co.	701,832

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
3,580	Ameriprise Financial, Inc.	$140,909
151,692	Bank of America Corp.	928,355
1,500	BlackRock, Inc.	222,015
6,833	Capital One Financial Corp.	270,792
43,751	Citigroup, Inc.	1,120,901
939	CME Group, Inc.	231,370
8,317	Discover Financial Services	190,792
3,050	E*Trade Financial Corp.*	27,785
1,456	Federated Investors, Inc. Class B	25,524
2,130	Franklin Resources, Inc.	203,713
1,100	IntercontinentalExchange, Inc.*	130,086
6,700	Invesco Ltd.	103,917
2,800	Janus Capital Group, Inc.	16,800
58,367	JPMorgan Chase & Co.	1,758,014
1,900	Legg Mason, Inc.	48,849
2,900	Leucadia National Corp.	65,772
3,100	Moody’s Corp.	94,395
22,047	Morgan Stanley	297,634
3,500	Northern Trust Corp.	122,430
4,100	NYSE Euronext	95,284
7,871	SLM Corp.	97,994
7,467	State Street Corp.	240,139
3,900	T. Rowe Price Group, Inc.	186,303
18,415	The Bank of New York Mellon Corp.	342,335
14,642	The Charles Schwab Corp.	165,015
7,582	The Goldman Sachs Group, Inc.(a)	716,878
2,100	The NASDAQ OMX Group, Inc.*	48,594

		8,594,427

Energy — 11.4%
3,300	Alpha Natural Resources, Inc.*	58,377
7,365	Anadarko Petroleum Corp.	464,363
5,716	Apache Corp.	458,652
6,460	Baker Hughes, Inc.	298,194
1,600	Cabot Oil & Gas Corp.	99,056
3,700	Cameron International Corp.*	153,698
9,717	Chesapeake Energy Corp.	248,269
30,093	Chevron Corp.	2,784,204
20,552	ConocoPhillips	1,301,353
3,500	Consol Energy, Inc.	118,755
6,200	Denbury Resources, Inc.*	71,300
6,272	Devon Energy Corp.	347,720
1,100	Diamond Offshore Drilling, Inc.	60,214
11,630	El Paso Corp.	203,292
3,981	EOG Resources, Inc.	282,691
2,200	EQT Corp.	117,392
72,890	Exxon Mobil Corp.	5,294,001
3,546	FMC Technologies, Inc.*	133,330
13,617	Halliburton Co.	415,591
1,700	Helmerich & Payne, Inc.	69,020
4,500	Hess Corp.	236,070
10,599	Marathon Oil Corp.	228,726
5,199	Marathon Petroleum Corp.	140,685
3,000	Murphy Oil Corp.	132,480
4,500	Nabors Industries Ltd.*	55,170
6,318	National Oilwell Varco, Inc.	323,608
1,900	Newfield Exploration Co.*	75,411

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
3,900	Noble Corp.*	$114,465
2,700	Noble Energy, Inc.	191,160
12,195	Occidental Petroleum Corp.	871,943
4,006	Peabody Energy Corp.	135,723
1,800	Pioneer Natural Resources Co.	118,386
2,750	QEP Resources, Inc.	74,443
2,400	Range Resources Corp.	140,304
1,800	Rowan Companies, Inc.*	54,342
20,340	Schlumberger Ltd.	1,214,908
5,300	Southwestern Energy Co.*	176,649
9,542	Spectra Energy Corp.	234,065
1,900	Sunoco, Inc.	58,919
2,200	Tesoro Corp.*	42,834
8,945	The Williams Companies, Inc.	217,721
8,613	Valero Energy Corp.	153,139

		17,970,623

Food & Staples Retailing — 2.4%
6,487	Costco Wholesale Corp.	532,712
20,264	CVS Caremark Corp.	680,465
5,400	Safeway, Inc.	89,802
3,373	SUPERVALU, Inc.	22,464
8,900	Sysco Corp.	230,510
8,932	The Kroger Co.	196,147
13,610	Walgreen Co.	447,633
26,360	Wal-Mart Stores, Inc.	1,368,084
2,300	Whole Foods Market, Inc.	150,213

		3,718,030

Food, Beverage & Tobacco — 6.6%
31,326	Altria Group, Inc.	839,850
10,233	Archer-Daniels-Midland Co.	253,881
2,400	Beam, Inc.	129,792
1,450	Brown-Forman Corp. Class B	101,703
2,800	Campbell Soup Co.	90,636
4,750	Coca-Cola Enterprises, Inc.	118,180
6,000	ConAgra Foods, Inc.	145,320
2,900	Constellation Brands, Inc. Class A*	52,200
2,600	Dean Foods Co.*	23,062
3,200	Dr. Pepper Snapple Group, Inc.	124,096
9,424	General Mills, Inc.	362,541
4,868	H.J. Heinz Co.	245,737
2,100	Hormel Foods Corp.	56,742
3,700	Kellogg Co.	196,803
26,257	Kraft Foods, Inc. Class A	881,710
2,116	Lorillard, Inc.	234,241
2,000	McCormick & Co., Inc.	92,320
3,002	Mead Johnson Nutrition Co. Class A	206,628
2,500	Molson Coors Brewing Co. Class B	99,025
23,662	PepsiCo, Inc.	1,464,678
26,275	Philip Morris International, Inc.	1,639,035
5,190	Reynolds American, Inc.	194,521
8,600	Sara Lee Corp.	140,610
34,306	The Coca-Cola Co.	2,317,713
2,200	The Hershey Co.	130,328
1,734	The J.M. Smucker Co.	126,391

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
4,500	Tyson Foods, Inc. Class A	$78,120

		10,345,863

Health Care Equipment & Services — 4.1%
5,589	Aetna, Inc.	203,160
4,160	AmerisourceBergen Corp.	155,043
8,510	Baxter International, Inc.	477,751
3,223	Becton, Dickinson and Co.	236,310
23,706	Boston Scientific Corp.*	140,103
1,267	C. R. Bard, Inc.	110,913
5,332	Cardinal Health, Inc.	223,304
3,416	CareFusion Corp.*	81,813
2,200	Cerner Corp.*	150,744
3,919	CIGNA Corp.	164,363
2,300	Coventry Health Care, Inc.*	66,263
7,400	Covidien PLC	326,340
1,500	DaVita, Inc.*	94,005
2,200	DENTSPLY International, Inc.	67,518
1,700	Edwards Lifesciences Corp.*	121,176
7,274	Express Scripts, Inc.*	269,647
2,500	Humana, Inc.	181,825
617	Intuitive Surgical, Inc.*	224,761
1,500	Laboratory Corp. of America Holdings*	118,575
3,764	McKesson Corp.	273,643
5,937	Medco Health Solutions, Inc.*	278,386
15,882	Medtronic, Inc.	527,918
1,381	Patterson Companies, Inc.	39,538
2,400	Quest Diagnostics, Inc.	118,464
4,880	St. Jude Medical, Inc.	176,607
5,100	Stryker Corp.	240,363
8,150	Tenet Healthcare Corp.*	33,660
16,170	UnitedHealth Group, Inc.	745,760
1,800	Varian Medical Systems, Inc.*	93,888
5,417	WellPoint, Inc.	353,622
2,817	Zimmer Holdings, Inc.*	150,710

		6,446,173

Household & Personal Products — 2.6%
6,700	Avon Products, Inc.	131,320
7,248	Colgate-Palmolive Co.	642,753
5,840	Kimberly-Clark Corp.	414,698
1,900	The Clorox Co.	126,027
1,700	The Estee Lauder Companies, Inc. Class A	149,328
41,187	The Procter & Gamble Co.	2,602,195

		4,066,321

Insurance — 3.5%
5,000	ACE Ltd.	303,000
6,892	Aflac, Inc.	240,875
6,341	American International Group, Inc.*	139,185
5,050	Aon Corp.	211,999
1,400	Assurant, Inc.	50,120
26,315	Berkshire Hathaway, Inc. Class B*	1,869,418
2,368	Cincinnati Financial Corp.	62,349
7,900	Genworth Financial, Inc. Class A*	45,346
6,973	Hartford Financial Services Group, Inc.	112,544
4,758	Lincoln National Corp.	74,368

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
4,747	Loews Corp.	$164,009
8,388	Marsh & McLennan Companies, Inc.	222,618
15,781	MetLife, Inc.	442,026
4,532	Principal Financial Group, Inc.	102,740
7,233	Prudential Financial, Inc.	338,938
8,038	The Allstate Corp.	190,420
4,249	The Chubb Corp.	254,898
9,882	The Progressive Corp.	175,504
6,384	The Travelers Companies, Inc.	311,092
1,711	Torchmark Corp.	59,646
4,418	Unum Group	92,601
4,900	XL Group PLC	92,120

		5,555,816

Materials — 3.3%
3,100	Air Products & Chemicals, Inc.	236,747
1,100	Airgas, Inc.	70,202
1,900	AK Steel Holding Corp.	12,426
16,168	Alcoa, Inc.	154,728
1,651	Allegheny Technologies, Inc.	61,070
2,600	Ball Corp.	80,652
1,600	Bemis Co., Inc.	46,896
1,090	CF Industries Holdings, Inc.	134,495
2,094	Cliffs Natural Resources, Inc.	107,150
13,838	E.I. du Pont de Nemours & Co.	553,105
1,100	Eastman Chemical Co.	75,383
3,412	Ecolab, Inc.	166,813
1,100	FMC Corp.	76,076
14,136	Freeport-McMoRan Copper & Gold, Inc.	430,441
1,300	International Flavors & Fragrances, Inc.	73,086
6,359	International Paper Co.	147,847
2,698	MeadWestvaco Corp.	66,263
7,954	Monsanto Co.	477,558
7,387	Newmont Mining Corp.	464,642
4,600	Nucor Corp.	145,544
2,500	Owens-Illinois, Inc.*	37,800
2,400	PPG Industries, Inc.	169,584
4,500	Praxair, Inc.	420,660
2,616	Sealed Air Corp.	43,687
1,900	Sigma-Aldrich Corp.	117,401
17,513	The Dow Chemical Co.	393,342
4,100	The Mosaic Co.	200,777
1,300	The Sherwin-Williams Co.	96,616
1,500	Titanium Metals Corp.	22,470
2,220	United States Steel Corp.	48,862
2,100	Vulcan Materials Co.	57,876

		5,190,199

Media — 3.0%
3,700	Cablevision Systems Corp. Class A	58,201
9,864	CBS Corp. Class B	201,028
41,398	Comcast Corp. Class A	865,218
11,039	DIRECTV Class A*	466,398
4,100	Discovery Communications, Inc. Class A*	154,242
3,871	Gannett Co., Inc.	36,891
34,086	News Corp. Class A	527,310

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
4,248	Omnicom Group, Inc.	$156,496
1,300	Scripps Networks Interactive, Inc. Class A	48,321
7,671	The Interpublic Group of Companies, Inc.	55,231
4,608	The McGraw-Hill Companies, Inc.	188,928
27,729	The Walt Disney Co.	836,307
83	The Washington Post Co. Class B	27,139
4,996	Time Warner Cable, Inc.	313,099
15,571	Time Warner, Inc.	466,663
8,744	Viacom, Inc. Class B	338,743

		4,740,215

Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
23,298	Abbott Laboratories	1,191,460
5,296	Agilent Technologies, Inc.*	165,500
4,500	Allergan, Inc.	370,710
13,868	Amgen, Inc.	762,046
3,615	Biogen Idec, Inc.*	336,737
25,526	Bristol-Myers Squibb Co.	801,006
6,900	Celgene Corp.*	427,248
1,200	Cephalon, Inc.*	96,840
15,142	Eli Lilly & Co.	559,800
4,200	Forest Laboratories, Inc.*	129,318
11,700	Gilead Sciences, Inc.*	453,960
2,590	Hospira, Inc.*	95,830
41,128	Johnson & Johnson	2,620,265
2,670	Life Technologies Corp.*	102,608
46,269	Merck & Co., Inc.	1,513,459
6,400	Mylan, Inc.*	108,800
1,900	PerkinElmer, Inc.	36,499
116,873	Pfizer, Inc.	2,066,315
5,668	Thermo Fisher Scientific, Inc.*	287,027
1,400	Waters Corp.*	105,686
1,800	Watson Pharmaceuticals, Inc.*	122,850

		12,353,964

Real Estate — 1.7%
1,780	Apartment Investment & Management Co. Class A (REIT)	39,373
1,291	AvalonBay Communities, Inc. (REIT)	147,238
2,227	Boston Properties, Inc. (REIT)	198,426
4,500	CB Richard Ellis Group, Inc. Class A*	60,570
4,500	Equity Residential (REIT)	233,415
6,100	HCP, Inc. (REIT)	213,866
2,700	Health Care REIT, Inc. (REIT)	126,360
10,752	Host Hotels & Resorts, Inc. (REIT)	117,627
6,300	Kimco Realty Corp. (REIT)	94,689
2,500	Plum Creek Timber Co., Inc. (REIT)	86,775
6,799	ProLogis, Inc. (REIT)	164,876
2,051	Public Storage (REIT)	228,379
4,407	Simon Property Group, Inc. (REIT)	484,682
4,200	Ventas, Inc. (REIT)	207,480
2,722	Vornado Realty Trust (REIT)	203,116
7,909	Weyerhaeuser Co. (REIT)	122,985

		2,729,857

Shares	Description	Value
Common Stocks — (continued)
Retailing — 3.8%
1,377	Abercrombie & Fitch Co. Class A	$84,768
5,438	Amazon.com, Inc.*	1,175,859
672	AutoNation, Inc.*	22,028
379	AutoZone, Inc.*	120,973
3,624	Bed Bath & Beyond, Inc.*	207,691
4,850	Best Buy Co., Inc.	113,005
1,200	Big Lots, Inc.*	41,796
3,500	CarMax, Inc.*	83,475
3,000	Expedia, Inc.	77,250
1,900	Family Dollar Stores, Inc.	96,634
2,300	GameStop Corp. Class A*	53,130
2,440	Genuine Parts Co.	123,952
23,364	Home Depot, Inc.	767,975
2,000	J.C. Penney Co., Inc.	53,560
4,219	Kohl’s Corp.	207,153
3,900	Limited Brands, Inc.	150,189
18,736	Lowe’s Companies, Inc.	362,354
6,234	Macy’s, Inc.	164,079
800	Netflix, Inc.*	90,528
2,424	Nordstrom, Inc.	110,728
2,000	O’Reilly Automotive, Inc.*	133,260
757	Priceline.com, Inc.*	340,241
1,778	Ross Stores, Inc.	139,911
700	Sears Holdings Corp.*	40,264
10,397	Staples, Inc.	138,280
10,239	Target Corp.	502,121
5,050	The Gap, Inc.	82,012
2,000	Tiffany & Co.	121,640
5,693	TJX Companies, Inc.	315,791
2,000	Urban Outfitters, Inc.*	44,640

		5,965,287

Semiconductors & Semiconductor Equipment — 2.3%
9,100	Advanced Micro Devices, Inc.*	46,228
4,974	Altera Corp.	156,830
4,400	Analog Devices, Inc.	137,500
19,522	Applied Materials, Inc.	202,053
7,050	Broadcom Corp. Class A*	234,694
780	First Solar, Inc.*	49,304
78,680	Intel Corp.	1,678,244
2,525	KLA-Tencor Corp.	96,657
3,500	Linear Technology Corp.	96,775
9,500	LSI Corp.*	49,210
3,700	MEMC Electronic Materials, Inc.*	19,388
3,000	Microchip Technology, Inc.	93,330
13,543	Micron Technology, Inc.*	68,257
965	Novellus Systems, Inc.*	26,306
9,050	NVIDIA Corp.*	113,125
2,800	Teradyne, Inc.*	30,828
17,228	Texas Instruments, Inc.	459,126
4,100	Xilinx, Inc.	112,504

		3,670,359

Software & Services — 9.5%
9,700	Accenture PLC Class A	510,996
7,415	Adobe Systems, Inc.*	179,221
3,000	Akamai Technologies, Inc.*	59,640
3,600	Autodesk, Inc.*	100,008

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
7,300	Automatic Data Processing, Inc.	$344,195
2,700	BMC Software, Inc.*	104,112
5,904	CA, Inc.	114,597
2,900	Citrix Systems, Inc.*	158,137
4,535	Cognizant Technology Solutions Corp. Class A*	284,344
2,500	Computer Sciences Corp.	67,125
3,500	Compuware Corp.*	26,810
17,044	eBay, Inc.*	502,628
5,200	Electronic Arts, Inc.*	106,340
3,900	Fidelity National Information Services, Inc.	94,848
2,250	Fiserv, Inc.*	114,232
3,784	Google, Inc. Class A*	1,946,414
17,879	International Business Machines Corp.	3,129,361
4,500	Intuit, Inc.*	213,480
1,547	Mastercard, Inc. Class A	490,647
111,400	Microsoft Corp.	2,772,746
2,100	Monster Worldwide, Inc.*	15,078
59,137	Oracle Corp.	1,699,597
5,009	Paychex, Inc.	132,087
2,755	Red Hat, Inc.*	116,426
3,833	SAIC, Inc.*	45,268
2,000	Salesforce.com, Inc.*	228,560
11,112	Symantec Corp.*	181,126
2,600	Teradata Corp.*	139,178
9,719	The Western Union Co.	148,603
2,500	Total System Services, Inc.	42,325
2,602	VeriSign, Inc.	74,443
7,680	Visa, Inc. Class A	658,330
19,200	Yahoo!, Inc.*	252,672

		15,053,574

Technology Hardware & Equipment — 7.1%
2,700	Amphenol Corp. Class A	110,079
13,852	Apple, Inc.*	5,280,105
82,381	Cisco Systems, Inc.	1,276,082
23,325	Corning, Inc.	288,297
23,100	Dell, Inc.*	326,865
30,672	EMC Corp.*	643,805
1,200	F5 Networks, Inc.*	85,260
2,400	FLIR Systems, Inc.	60,120
1,700	Harris Corp.	58,089
31,033	Hewlett-Packard Co.	696,691
3,083	Jabil Circuit, Inc.	54,847
3,425	JDS Uniphase Corp.*	34,147
7,800	Juniper Networks, Inc.*	134,628
1,200	Lexmark International, Inc. Class A*	32,436
2,025	Molex, Inc.	41,249
3,860	Motorola Mobility Holdings, Inc.*	145,831
4,454	Motorola Solutions, Inc.	186,623
5,611	NetApp, Inc.*	190,437
24,985	QUALCOMM, Inc.	1,215,020
3,700	SanDisk Corp.*	149,295
6,600	Tellabs, Inc.	28,314
3,500	Western Digital Corp.*	90,020

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
20,476	Xerox Corp.	$142,718

		11,270,958

Telecommunication Services — 3.2%
6,040	American Tower Corp. Class A*	324,952
88,874	AT&T, Inc.	2,534,687
9,129	CenturyLink, Inc.	302,353
15,608	Frontier Communications Corp.	95,365
4,000	MetroPCS Communications, Inc.*	34,840
43,610	Sprint Nextel Corp.*	132,574
42,443	Verizon Communications, Inc.	1,561,902
7,681	Windstream Corp.	89,560

		5,076,233

Transportation — 1.8%
2,430	C.H. Robinson Worldwide, Inc.	166,382
16,386	CSX Corp.	305,926
3,200	Expeditors International of Washington, Inc.	129,760
4,700	FedEx Corp.	318,096
5,235	Norfolk Southern Corp.	319,440
800	Ryder System, Inc.	30,008
12,118	Southwest Airlines Co.	97,429
7,320	Union Pacific Corp.	597,824
14,792	United Parcel Service, Inc. Class B	934,115

		2,898,980

Utilities — 3.9%
3,777	Ameren Corp.	112,441
7,091	American Electric Power Co., Inc.	269,600
6,598	CenterPoint Energy, Inc.	129,453
4,000	CMS Energy Corp.	79,160
4,300	Consolidated Edison, Inc.	245,186
2,877	Constellation Energy Group, Inc.	109,499
8,547	Dominion Resources, Inc.	433,931
2,600	DTE Energy Co.	127,452
19,793	Duke Energy Corp.	395,662
4,969	Edison International	190,064
2,575	Entergy Corp.	170,697
9,881	Exelon Corp.	421,029
6,378	FirstEnergy Corp.	286,436
1,131	Integrys Energy Group, Inc.	54,989
6,246	NextEra Energy, Inc.	337,409
700	Nicor, Inc.	38,507
4,000	NiSource, Inc.	85,520
2,790	Northeast Utilities	93,883
3,800	NRG Energy, Inc.*	80,598
1,600	Oneok, Inc.	105,664
3,600	Pepco Holdings, Inc.	68,112
5,831	PG&E Corp.	246,710
1,700	Pinnacle West Capital Corp.	72,998
8,551	PPL Corp.	244,046
4,477	Progress Energy, Inc.	231,550
7,742	Public Service Enterprise Group, Inc.	258,351
1,831	SCANA Corp.	74,064
3,513	Sempra Energy	180,919
12,641	Southern Co.	535,599
3,400	TECO Energy, Inc.	58,242

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
10,264	The AES Corp.*	$100,177
3,400	Wisconsin Energy Corp.	106,386
7,210	Xcel Energy, Inc.	178,015

		6,122,349

TOTAL COMMON STOCKS		$154,481,893

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation(b)(c) — 0.3%
United States Treasury Bills
45,000	0.000	10/20/11	45,000
$345,000	0.000%	02/23/12	$344,951

TOTAL U.S. TREASURY OBLIGATIONS			$389,951

TOTAL INVESTMENTS — 98.2%			$154,871,844

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%			2,911,416

NET ASSETS — 100.0%			$157,783,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Issued with zero coupon. Income is recognized through the accretion of discount.

(c) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	63	December 2011	$3,546,900	$(159,829)

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$164,431,278

Gross unrealized gain	37,121,883
Gross unrealized loss	(46,681,317)

Net unrealized security loss	$(9,559,434)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 43.9%
Adjustable Rate Non-Agency(a) — 1.1%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
$421,377	2.245%	09/25/35	$248,023
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
378,170	2.693	08/19/36	211,889
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
342,330	2.863	07/25/35	287,694

			747,606

Collateralized Mortgage Obligations — 5.9%
Agency Multi-Family — 3.8%
FHLMC REMIC Structured Pass-Through Certificates Series K703, Class A2
$300,000	2.699%	05/25/18	$306,013
FNMA
198,117	2.800	03/01/18	205,830
497,910	3.740	05/01/18	535,698
110,000	3.840	05/01/18	118,220
400,000	4.506	06/01/19	443,488
99,262	3.416	10/01/20	103,503
198,483	3.375	11/01/20	206,417
99,286	3.632	12/01/20	104,810
396,812	3.763	12/01/20	422,358
GNMA
95,127	3.950	07/15/25	103,818

			2,550,155

Interest Only(a)(b)(c) — 0.0%
FNMA REMIC Series 2004-47, Class EI
192,833	0.000	06/25/34	831
FNMA REMIC Series 2004-62, Class DI
79,841	0.000	07/25/33	239

			1,070

Regular Floater(a) — 0.6%
National Credit Union Administration Guaranteed Notes Series A1
400,000	0.245	06/12/13	399,113

Sequential Fixed Rate — 1.5%
Banc of America Funding Corp. Series 2007-8, Class 2A1
542,108	7.000	10/25/37	363,895
National Credit Union Administration Guaranteed Notes
400,000	3.000	06/12/19	410,832
National Credit Union Administration Guaranteed Notes Series 2010-C1, Class APT
292,761	2.650	10/29/20	302,916

			1,077,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,027,981

Federal Agencies — 36.9%
Adjustable Rate FHLMC(a) — 0.9%
$401,300	2.410%	09/01/35	$421,757
164,085	4.778	10/01/35	174,265

			596,022

Adjustable Rate FNMA(a) — 1.3%
195,074	2.077	05/01/33	202,917

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$421,018	2.457%	05/01/35	$443,510
273,500	2.541	12/01/35	287,701

			934,128

FHLMC — 9.2%
2,876	10.000	03/01/21	3,209
738,645	5.500	01/01/40	799,757
292,954	4.000	12/01/40	306,797
5,000,000	4.000	TBA-30yr(d)	5,217,188

			6,326,951

FNMA — 23.9%
1,004	5.000	02/01/14	1,084
58,084	5.000	03/01/18	62,402
25,590	5.000	06/01/18	27,492
558,982	5.500	03/01/19	606,102
10,737	8.000	09/01/21	12,426
12,831	5.000	04/01/23	13,785
42,855	5.000	06/01/23	46,043
647,515	5.500	05/01/25	704,426
73	6.000	03/01/32	81
2,607	6.000	05/01/33	2,885
20,146	5.000	08/01/33	21,732
1,492	6.000	12/01/33	1,654
1,066	6.000	12/01/34	1,178
35,893	5.000	04/01/35	38,702
1,891	6.000	04/01/35	2,087
4,184	6.000	02/01/36	4,609
16,409	6.500	03/01/36	18,152
89,322	4.500	09/01/39	96,206
87,345	4.500	10/01/39	94,077
254,662	4.500	12/01/39	274,130
984,443	3.500	01/01/41	1,011,980
1,005,230	3.500	02/01/41	1,033,348
990,915	3.500	03/01/41	1,018,690
981,927	4.000	04/01/41	1,029,775
5,000,000	3.000	TBA-15yr(d)	5,137,266
5,000,000	4.000	TBA-30yr(d)	5,228,594

			16,488,906

GNMA — 1.6%
51,719	3.500	12/15/40	54,086
1,000,000	4.000	TBA-30yr(d)	1,069,375

			1,123,461

TOTAL FEDERAL AGENCIES			$25,469,468

TOTAL MORTGAGE-BACKED OBLIGATIONS			$30,245,055

Agency Debentures — 9.4%
FFCB
$500,000	5.400%	06/08/17	$598,233
FHLB
800,000	1.750	12/14/12	813,355
300,000	5.375	05/15/19	367,668
200,000	5.625	06/11/21	252,798
FHLMC
700,000	0.375	10/30/13	698,921

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLMC — (continued)
$1,000,000	1.375%	02/25/14	$1,019,632
1,500,000	4.500	04/02/14	1,643,120
FNMA
700,000	0.625	10/30/14	699,032
Tennessee Valley Authority(e)
300,000	5.375	04/01/56	408,111

TOTAL AGENCY DEBENTURES			$6,500,870

Asset-Backed Securities — 3.1%
Credit Card(a) — 0.7%
Chase Issuance Trust Series 2005-A11, Class A
$500,000	0.299%	12/15/14	$499,948

Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
42,014	7.000	09/25/37	31,779
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
54,326	7.000	09/25/37	39,343

			71,122

Student Loans(a) — 2.3%
Brazos Higher Education Authority Series 2005-3, Class A14
158,731	0.468	09/25/23	156,585
Brazos Higher Education Authority Series 2011-1, Class A2
400,000	1.112	02/25/30	390,621
Brazos Higher Education Authority Series 2011-2, Class A2
400,000	1.097	07/25/29	392,630
Knowledgeworks Foundation Series 2010-1, Class A
277,981	1.262	02/25/42	274,162
Nelnet Student Loan Trust Series 2010-3A, Class A(f)
351,516	1.033	07/27/48	349,408

			1,563,406

TOTAL ASSET-BACKED SECURITIES			$2,134,476

Government Guarantee Obligations(g) — 8.0%
Ally Financial, Inc.
$1,100,000	1.750%	10/30/12	$1,116,342
Citigroup Funding, Inc.
1,300,000	1.875	10/22/12	1,320,485
600,000	1.875	11/15/12	609,935
Private Export Funding Corp.
2,000,000	3.550	04/15/13	2,092,182
U.S. Central Federal Credit Union
400,000	1.900	10/19/12	406,358

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$5,545,302

U.S. Treasury Obligations — 28.2%
United States Treasury Bill(h)
$5,200,000	0.000%	12/29/11	$5,199,743
United States Treasury Bonds
200,000	4.500	05/15/38	260,476
100,000	4.250	05/15/39	125,828
100,000	4.375	11/15/39	128,554

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Bonds — (continued)
$100,000	4.375%	05/15/40	$128,768
500,000	4.375	05/15/41	646,095
United States Treasury Inflation-Protected Securities
376,956	3.000	07/15/12	387,499
119,855	2.000	07/15/14	128,957
100,239	0.625	07/15/21	104,734
United States Treasury Notes
1,800,000	1.000	04/30/12	1,809,072
5,700,000	0.375	06/30/13	5,712,312
3,400,000	0.625	07/15/14	3,420,366
200,000	3.625	02/15/21	231,024
800,000	3.125	05/15/21	887,880
300,000	2.125	08/15/21	305,262

TOTAL U.S. TREASURY OBLIGATIONS			$19,476,570

TOTAL INVESTMENTS — 92.6%			$63,902,273

OTHER ASSETS IN EXCESS OF LIABILITIES — 7.4%			5,087,500

NET ASSETS — 100.0%			$68,989,773

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(b) Issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(c) Security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,652,423 which represents approximately 24.1% of net assets as of September 30, 2011.

(e) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $349,408, which represents approximately 0.5% of net assets as of September 30, 2011.

(g) Guaranteed under the Federal Deposit Insurance Corporation`s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC`s guarantee is the earlier of the maturity date of the debt of June 30, 2012.

(h) Issued with zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Investment Abbreviations:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(d)	Date	Amount	Value

FNMA (Proceeds Receivable: $1,011,563)	3.500%	TBA-30yr	10/13/11	$(1,000,000)	$(1,027,031)

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

U.S. Long Bond	(3)	December 2011	$(427,875)	$(4,267)
U.S. Ultra Long Treasury Bonds	8	December 2011	1,269,000	119,094
5 Year U.S. Treasury Notes	141	December 2011	17,270,297	4,866
10 Year U.S. Treasury Notes	16	December 2011	2,081,500	15,026

TOTAL				$134,719

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$62,896,089

Gross unrealized gain	1,636,098
Gross unrealized loss	(629,914)

Net unrealized security gain	$1,006,184

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Banks — 1.4%
80,741	First Republic Bank*	$1,869,961

Capital Goods — 7.3%
52,679	DigitalGlobe, Inc.*	1,023,553
101,596	Kennametal, Inc.	3,326,253
112,072	Quanta Services, Inc.*	2,105,833
22,978	Rockwell Automation, Inc.	1,286,768
31,914	Roper Industries, Inc.	2,199,194

		9,941,601

Commercial & Professional Services — 2.2%
45,181	Ritchie Bros Auctioneers, Inc.	912,204
60,496	Verisk Analytics, Inc. Class A*	2,103,446

		3,015,650

Consumer Durables & Apparel — 4.4%
163,256	Newell Rubbermaid, Inc.	1,937,849
55,634	PVH Corp.	3,240,124
6,659	Ralph Lauren Corp.	863,672

		6,041,645

Consumer Services — 4.4%
55,426	Coinstar, Inc.*	2,217,040
33,887	Darden Restaurants, Inc.	1,448,669
84,499	Marriott International, Inc. Class A	2,301,753

		5,967,462

Diversified Financials — 7.1%
28,285	IntercontinentalExchange, Inc.*	3,344,984
63,777	Lazard Ltd. Class A	1,345,695
61,984	MSCI, Inc. Class A*	1,879,975
60,926	Northern Trust Corp.	2,131,191
21,793	T. Rowe Price Group, Inc.	1,041,052

		9,742,897

Energy — 9.0%
71,905	Cameron International Corp.*	2,986,934
14,090	Core Laboratories NV	1,265,705
42,159	Dril-Quip, Inc.*	2,272,792
30,622	Pioneer Natural Resources Co.	2,014,009
39,703	Rosetta Resources, Inc.*	1,358,636
68,080	Whiting Petroleum Corp.*	2,388,246

		12,286,322

Food, Beverage & Tobacco — 0.3%
6,376	TreeHouse Foods, Inc.*	394,292

Health Care Equipment & Services — 9.1%
27,104	C. R. Bard, Inc.	2,372,684
94,327	CareFusion Corp.*	2,259,132
85,876	Emdeon, Inc. Class A*	1,613,610
37,516	Henry Schein, Inc.*	2,326,367
3,127	Intuitive Surgical, Inc.*	1,139,103
76,403	St. Jude Medical, Inc.	2,765,025

		12,475,921

Household & Personal Products — 1.8%
129,173	Avon Products, Inc.	2,531,791

Insurance — 1.3%
77,619	Principal Financial Group, Inc.	1,759,623

Materials — 3.8%
16,696	Airgas, Inc.	1,065,539

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
29,868	Ecolab, Inc.	$1,460,247
75,380	Nalco Holding Co.	2,636,792

		5,162,578

Media — 2.6%
19,085	Discovery Communications, Inc. Class A*	717,978
64,020	Lamar Advertising Co. Class A*	1,090,261
47,179	Scripps Networks Interactive, Inc. Class A	1,753,643

		3,561,882

Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
17,023	Agilent Technologies, Inc.*	531,969
21,159	Alexion Pharmaceuticals, Inc.*	1,355,446
68,919	Bruker Corp.*	932,474
11,733	Pharmasset, Inc.*	966,447

		3,786,336

Real Estate — 1.6%
168,237	CB Richard Ellis Group, Inc. Class A*	2,264,470

Retailing — 7.2%
55,478	Bed Bath & Beyond, Inc.*	3,179,444
48,718	Dick’s Sporting Goods, Inc.*	1,630,104
67,072	PetSmart, Inc.	2,860,621
98,371	Urban Outfitters, Inc.*	2,195,641

		9,865,810

Semiconductors & Semiconductor Equipment — 4.6%
24,370	Altera Corp.	768,386
27,227	Linear Technology Corp.	752,827
131,677	NVIDIA Corp.*	1,645,962
114,638	Xilinx, Inc.	3,145,667

		6,312,842

Software & Services — 15.1%
31,473	Citrix Systems, Inc.*	1,716,223
28,810	Equinix, Inc.*	2,559,192
23,080	FleetCor Technologies, Inc.*	606,081
108,081	Genpact Ltd.*	1,555,286
70,817	Global Payments, Inc.	2,860,299
16,378	MICROS Systems, Inc.*	719,158
41,458	Rackspace Hosting, Inc.*	1,415,376
108,946	RealD, Inc.*	1,018,645
11,841	Rovi Corp.*	508,926
16,852	Salesforce.com, Inc.*	1,925,846
83,387	SuccessFactors, Inc.*	1,917,067
132,791	The Western Union Co.	2,030,374
53,384	VeriFone Systems, Inc.*	1,869,508

		20,701,981

Technology Hardware & Equipment — 5.2%
72,085	Amphenol Corp. Class A	2,938,905
69,629	FLIR Systems, Inc.	1,744,206
26,988	Juniper Networks, Inc.*	465,813
57,339	NetApp, Inc.*	1,946,086

		7,095,010

Telecommunication Services — 5.2%
47,142	Crown Castle International Corp.*	1,917,265
98,096	SBA Communications Corp. Class A*	3,382,350

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
112,514	tw telecom, inc.*	$1,858,731

		7,158,346

Transportation — 0.7%
13,839	C.H. Robinson Worldwide, Inc.	947,556

TOTAL COMMON STOCKS		$132,883,976

TOTAL INVESTMENTS — 97.1%		$132,883,976

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		3,923,825

NET ASSETS — 100.0%		$136,807,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$141,300,723

Gross unrealized gain	10,327,717
Gross unrealized loss	(18,744,464)

Net unrealized security loss	$(8,416,747)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 94.3%
Automobiles & Components — 2.7%
1,232,899	Ford Motor Co.*	$11,922,133
486,259	Johnson Controls, Inc.	12,822,650
121,698	Lear Corp.	5,220,844

		29,965,627

Banks — 4.8%
1,110,191	Fifth Third Bancorp	11,212,929
647,849	SunTrust Banks, Inc.	11,628,890
1,292,520	U.S. Bancorp	30,425,921

		53,267,740

Capital Goods — 8.8%
3,057,952	General Electric Co.	46,603,188
467,051	Honeywell International, Inc.	20,508,209
144,183	Illinois Tool Works, Inc.	5,998,013
424,423	The Boeing Co.	25,681,836

		98,791,246

Diversified Financials — 9.3%
229,003	Ameriprise Financial, Inc.	9,013,558
3,091,410	Bank of America Corp.	18,919,429
122,060	Franklin Resources, Inc.	11,673,818
534,215	Invesco Ltd.	8,285,675
1,430,187	JPMorgan Chase & Co.	43,077,233
1,096,932	SLM Corp.	13,656,803

		104,626,516

Energy — 10.9%
163,697	Cameron International Corp.*	6,799,973
232,446	Chevron Corp.	21,505,904
210,786	ConocoPhillips	13,346,970
381,024	Devon Energy Corp.	21,123,971
258,991	EQT Corp.	13,819,760
373,853	Exxon Mobil Corp.	27,152,943
151,263	Occidental Petroleum Corp.	10,815,304
134,683	Range Resources Corp.	7,873,568

		122,438,393

Food & Staples Retailing — 1.9%
631,368	CVS Caremark Corp.	21,201,338

Food, Beverage & Tobacco — 7.5%
233,959	Coca-Cola Enterprises, Inc.	5,820,900
296,425	ConAgra Foods, Inc.	7,179,414
734,469	General Mills, Inc.	28,255,022
277,126	PepsiCo, Inc.	17,154,099
801,881	Unilever NV	25,251,233

		83,660,668

Health Care Equipment & Services — 4.1%
3,103,871	Boston Scientific Corp.*	18,343,878
424,423	WellPoint, Inc.	27,706,333

		46,050,211

Household & Personal Products — 0.7%
132,744	The Procter & Gamble Co.	8,386,766

Insurance — 7.7%
189,472	Aflac, Inc.	6,622,046
167,910	Everest Re Group Ltd.	13,328,696
634,590	Hartford Financial Services Group, Inc.	10,242,283
358,126	Marsh & McLennan Companies, Inc.	9,504,664

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
548,251	Prudential Financial, Inc.	$25,691,042
240,007	The Allstate Corp.	5,685,766
319,372	The Travelers Companies, Inc.	15,562,997

		86,637,494

Materials — 1.2%
350,920	LyondellBasell Industries NV Class A	8,572,976
110,461	The Mosaic Co.	5,409,275

		13,982,251

Media — 4.6%
688,495	CBS Corp. Class B	14,031,528
444,685	DISH Network Corp. Class A*	11,143,806
864,831	The Walt Disney Co.	26,083,303

		51,258,637

Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
263,170	Celgene Corp.*	16,295,486
1,249,848	Merck & Co., Inc.	40,882,528
660,489	Teva Pharmaceutical Industries Ltd. ADR	24,583,401

		81,761,415

Real Estate Investment Trust — 2.0%
79,290	Alexandria Real Estate Equities, Inc.	4,867,613
76,298	Boston Properties, Inc.	6,798,152
96,231	Simon Property Group, Inc.	10,583,485

		22,249,250

Retailing — 1.1%
823,014	Liberty Interactive Corp. Class A*	12,155,917

Semiconductors & Semiconductor Equipment — 2.5%
207,702	KLA-Tencor Corp.	7,950,832
497,826	Maxim Integrated Products, Inc.	11,614,281
646,082	NVIDIA Corp.*	8,076,025

		27,641,138

Software & Services — 4.0%
616,869	Adobe Systems, Inc.*	14,909,724
28,396	Google, Inc. Class A*	14,606,334
638,962	Microsoft Corp.	15,903,764

		45,419,822

Technology Hardware & Equipment — 3.9%
642,055	Cisco Systems, Inc.	9,945,432
1,021,117	EMC Corp.*	21,433,246
390,512	Juniper Networks, Inc.*	6,740,237
152,270	NetApp, Inc.*	5,168,044

		43,286,959

Telecommunication Services — 2.8%
348,708	CenturyLink, Inc.	11,549,209
6,668,211	Sprint Nextel Corp.*	20,271,361

		31,820,570

Utilities — 6.5%
558,751	American Electric Power Co., Inc.	21,243,713
477,460	PG&E Corp.	20,201,333
742,895	PPL Corp.	21,202,223

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
291,210	Public Service Enterprise Group, Inc.	$9,717,678

		72,364,947

TOTAL INVESTMENTS — 94.3%		$1,056,966,905

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.7%		64,126,204

NET ASSETS — 100.0%		$1,121,093,109

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,206,743,519

Gross unrealized gain	21,128,681
Gross unrealized loss	(170,905,295)

Net unrealized security loss	$(149,776,614)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Automobiles & Components — 2.7%
306,785	Lear Corp.	$13,161,077
176,159	TRW Automotive Holdings Corp.*	5,765,684

		18,926,761

Banks — 5.2%
198,646	CIT Group, Inc.*	6,032,879
797,941	Fifth Third Bancorp	8,059,204
144,521	First Republic Bank*	3,347,106
83,253	M&T Bank Corp.	5,819,385
474,407	SunTrust Banks, Inc.	8,515,606
352,193	Zions Bancorporation	4,955,355

		36,729,535

Capital Goods — 7.1%
179,005	BE Aerospace, Inc.*	5,926,856
104,847	Cooper Industries PLC	4,835,544
84,810	Eaton Corp.	3,010,755
214,188	GrafTech International Ltd.*	2,720,188
743,416	Masco Corp.	5,293,122
101,388	Parker Hannifin Corp.	6,400,624
290,715	Pentair, Inc.	9,305,787
419,277	Spirit Aerosystems Holdings, Inc. Class A*	6,687,468
349,305	Textron, Inc.	6,161,740

		50,342,084

Commercial & Professional Services — 0.9%
219,488	Republic Services, Inc.	6,158,833

Consumer Durables & Apparel — 2.5%
428,682	Newell Rubbermaid, Inc.	5,088,455
8,426	NVR, Inc.*	5,089,135
126,644	PVH Corp.	7,375,747

		17,553,337

Diversified Financials — 5.6%
373,689	Invesco Ltd.	5,795,916
488,369	Janus Capital Group, Inc.	2,930,214
119,189	Lazard Ltd. Class A	2,514,888
304,107	Legg Mason, Inc.	7,818,591
866,008	SLM Corp.	10,781,800
422,191	The NASDAQ OMX Group, Inc.*	9,769,500

		39,610,909

Energy — 6.2%
179,459	Cameron International Corp.*	7,454,727
82,862	Consol Energy, Inc.	2,811,508
113,090	Energen Corp.	4,624,250
202,315	EQT Corp.	10,795,528
48,365	Newfield Exploration Co.*	1,919,607
108,081	Pioneer Natural Resources Co.	7,108,487
160,327	Range Resources Corp.	9,372,717

		44,086,824

Food, Beverage & Tobacco — 5.8%
233,521	Coca-Cola Enterprises, Inc.	5,810,002
471,572	ConAgra Foods, Inc.	11,421,474
50,011	Ralcorp Holdings, Inc.*	3,836,344
217,074	Sara Lee Corp.	3,549,160
225,207	The J.M. Smucker Co.	16,415,338

		41,032,318

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — 4.1%
230,508	Aetna, Inc.	$8,378,966
1,842,665	Boston Scientific Corp.*	10,890,150
383,564	Hologic, Inc.*	5,834,008
133,417	Patterson Companies, Inc.	3,819,729

		28,922,853

Household & Personal Products — 0.8%
82,029	Energizer Holdings, Inc.*	5,450,007

Insurance — 10.6%
177,442	Everest Re Group Ltd.	14,085,346
490,662	Genworth Financial, Inc. Class A*	2,816,400
425,402	Hartford Financial Services Group, Inc.	6,865,988
333,506	Lincoln National Corp.	5,212,699
178,837	Marsh & McLennan Companies, Inc.	4,746,334
110,811	PartnerRe Ltd.	5,792,091
554,647	Principal Financial Group, Inc.	12,573,847
208,929	Unum Group	4,379,152
349,249	W.R. Berkley Corp.	10,369,203
462,912	XL Group PLC	8,702,746

		75,543,806

Materials — 2.6%
126,209	Allegheny Technologies, Inc.	4,668,471
86,678	Celanese Corp. Series A	2,819,635
586,584	Chemtura Corp.*	5,883,438
153,895	Cytec Industries, Inc.	5,407,870

		18,779,414

Media — 3.3%
210,630	DISH Network Corp. Class A*	5,278,388
176,828	Liberty Global, Inc. Class A*	6,397,637
308,627	Scripps Networks Interactive, Inc. Class A	11,471,665

		23,147,690

Pharmaceuticals, Biotechnology & Life Sciences — 1.3%
38,751	Life Technologies Corp.*	1,489,201
567,152	Warner Chilcott PLC Class A*	8,110,274

		9,599,475

Real Estate Investment Trust — 10.9%
106,595	Alexandria Real Estate Equities, Inc.	6,543,867
85,574	AvalonBay Communities, Inc.	9,759,715
85,505	Camden Property Trust	4,725,006
319,630	Douglas Emmett, Inc.	5,465,673
22,768	Essex Property Trust, Inc.	2,733,071
745,236	Host Hotels & Resorts, Inc.	8,152,882
465,312	Kimco Realty Corp.	6,993,639
181,850	Liberty Property Trust	5,293,653
928,503	MFA Financial, Inc.	6,518,091
238,822	Tanger Factory Outlet Centers, Inc.	6,211,760
109,363	Taubman Centers, Inc.	5,502,053
183,857	Ventas, Inc.	9,082,536

		76,981,946

Retailing — 2.9%
815,955	Liberty Interactive Corp. Class A*	12,051,655
122,246	PetSmart, Inc.	5,213,792
46,179	Ross Stores, Inc.	3,633,826

		20,899,273

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 3.2%
335,147	Maxim Integrated Products, Inc.	$7,818,979
432,166	NVIDIA Corp.*	5,402,075
314,862	ON Semiconductor Corp.*	2,257,561
257,570	Xilinx, Inc.	7,067,721

		22,546,336

Software & Services — 3.6%
219,889	Adobe Systems, Inc.*	5,314,717
100,341	BMC Software, Inc.*	3,869,149
254,406	Electronic Arts, Inc.*	5,202,602
340,600	Parametric Technology Corp.*	5,238,428
136,289	QLIK Technologies, Inc.*	2,952,020
207,893	Quest Software, Inc.*	3,301,341

		25,878,257

Technology Hardware & Equipment — 1.6%
124,321	Amphenol Corp. Class A	5,068,567
102,679	NetApp, Inc.*	3,484,925
171,784	Polycom, Inc.*	3,155,672

		11,709,164

Telecommunication Services — 1.2%
2,843,373	Sprint Nextel Corp.*	8,643,854

Transportation — 1.4%
1,019,735	JetBlue Airways Corp.*	4,180,914
111,543	Kansas City Southern*	5,572,688

		9,753,602

Utilities — 15.3%
413,919	CMS Energy Corp.	8,191,457
182,947	Edison International	6,997,723
257,229	GenOn Energy, Inc.*	715,096
171,615	Great Plains Energy, Inc.	3,312,169
187,291	Northeast Utilities	6,302,342
519,996	NV Energy, Inc.	7,649,141
158,139	Pinnacle West Capital Corp.	6,790,489
639,015	PPL Corp.	18,237,488
141,615	Questar Corp.	2,508,002
276,057	SCANA Corp.	11,166,506
241,632	Sempra Energy	12,444,048
306,551	The AES Corp.*	2,991,938
160,089	Westar Energy, Inc.	4,229,551
680,419	Xcel Energy, Inc.	16,799,545

		108,335,495

TOTAL INVESTMENTS — 98.8%		$700,631,773

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		8,496,254

NET ASSETS — 100.0%		$709,128,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$769,810,661

Gross unrealized gain	37,210,382
Gross unrealized loss	(106,389,270)

Net unrealized security loss	$(69,178,888)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — 19.3%
ABN Amro Funding USA LLC
$1,500,000	0.003%		10/25/11	$1,499,680
Aspen Funding Corp.
2,000,000	0.003		10/12/11	1,999,804
Atlantic Asset Securitization LLC
2,000,000	0.007		10/06/11	1,999,806
Atlantis One Funding Corp.
1,500,000	0.005		03/13/12	1,496,481
1,500,000	0.005		03/16/12	1,496,382
Barclay’s Bank PLC
1,000,000	0.004		11/01/11	999,699
Barton Capital LLC
1,000,000	0.008		10/04/11	999,937
Gemini Securitization Corp. LLC
2,000,000	0.003		11/01/11	1,999,483
Grampian Funding LLC
1,000,000	0.003		10/07/11	999,953
1,000,000	0.003		10/18/11	999,873
Hannover Funding Co. LLC
2,000,000	0.005		10/04/11	1,999,925
LMA Americas LLC
2,000,000	0.007		10/03/11	1,999,922
Matchpoint Master Trust
1,000,000	0.007		10/03/11	999,961
Newport Funding Corp.
2,000,000	0.003		10/12/11	1,999,804
NRW.BANK
2,000,000	0.004		12/06/11	1,998,717
Royal Park Investments Funding Corp.
2,000,000	0.006		10/04/11	1,999,897
Thames Asset Global Securitization No. 1, Inc.
1,583,000	0.003		10/17/11	1,582,803
Versailles Commercial Paper LLC
2,000,000	0.007		10/05/11	1,999,851

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$29,071,978

Municipal Debt Obligations — 3.0%
Municipal Electricity Authority, Georgia CP Series 2011 TE-A
$1,150,000	0.500%		12/20/11	$1,150,000
New York City, New York Municipal Water Finance Authority CP Series 2011-6
1,000,000	0.300		10/13/11	1,000,000
State of Texas TRANS Series 2011
2,000,000	2.500		08/30/12	2,041,049
University of California Taxable RN Series 2011 AA-1
300,000	0.480		07/01/12	300,000

TOTAL MUNICIPAL DEBT OBLIGATIONS				$4,491,049

U.S. Government Agency Obligations — 11.3%
Federal Farm Credit Bank
$1,000,000	0.198	%(a)	01/27/12	$999,877
200,000	0.311	(a)	11/01/12	200,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank
$1,000,000	0.310%		10/05/11	$1,000,000
1,000,000	0.200	(a)	01/26/12	999,902
1,000,000	0.124	(a)	01/30/12	999,880
1,000,000	0.127	(a)	02/03/12	999,893
2,000,000	0.400		08/16/12	2,000,000
1,000,000	0.400		08/17/12	1,000,000
1,000,000	0.240		09/28/12	999,962
1,000,000	0.166	(a)	07/08/13	999,103
1,000,000	0.169	(a)	07/15/13	999,094
Federal Home Loan Mortgage Corp.
1,400,000	0.145	(a)	01/11/12	1,399,805
1,000,000	5.500		08/20/12	1,046,672
1,000,000	0.172	(a)	05/03/13	999,357
Federal National Mortgage Association
1,000,000	0.267	(a)	12/28/12	999,753
1,500,000	0.202	(a)	05/17/13	1,499,247

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$17,142,545

U.S. Treasury Obligation — 0.1%
United States Treasury Note
$100,000	0.750%		11/30/11	$100,073

Variable Rate Municipal Debt Obligations(a) — 15.2%
BlackRock Municipal Bond Investment Trust VRDN Tax-Exempt Preferred Series 2011 W7-178 (Morgan Stanley Bank)(b)
$2,600,000	0.310%		10/01/41	$2,600,000
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(b)
300,000	0.300		06/01/41	300,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A.)(b)
300,000	0.310		07/01/41	300,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A.)(b)
300,000	0.310		07/01/41	300,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(b)
300,000	0.300		06/01/41	300,000
BlackRock MuniYield Quality Fund III, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(b)
300,000	0.300		06/01/41	300,000
California Statewide Communities Development Authority MF Hsg. VRDN RB for Hermosa Vista Apartments Series 2003 XX (FNMA)
700,000	0.160		05/15/36	700,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable for Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
900,000	0.360		07/01/33	900,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A. SPA)
1,000,000	0.220		05/15/39	1,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen SPA)
$2,000,000	0.460%		11/01/31	$2,000,000
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995 B (GO of University)
2,000,000	0.220		11/01/25	2,000,000
Indiana State Finance Authority Hospital VRDN RB for Indiana University Health Series 2011 K (JPMorgan Chase Bank N.A. LOC)
960,000	0.170		03/01/33	960,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase Bank SPA) (GTY AGMT-Brigham and Women’s Hospital Inc.)
1,000,000	0.120		07/01/27	1,000,000
Massachusetts State Water Resources Authority VRDN RB Refunding Series 2008 A3 RMKT (GO of Authority) (Wells Fargo Bank N.A. SPA)
1,300,000	0.130		08/01/37	1,300,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health System Series 2008 A (Bank of America N.A. LOC)
1,100,000	0.190		11/15/40	1,100,000
New York City, New York Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
1,000,000	0.270		11/15/28	1,000,000
New York City, New York Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank)
1,085,000	0.230		11/01/22	1,085,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
2,000,000	4.350		08/01/27	2,000,000
University of Alabama VRDN RB Series 1993 B
2,000,000	0.310		10/01/13	2,000,000
University of California VRDN RB Taxable Series 2011 Z-1
1,000,000	0.140		07/01/41	1,000,000
Washington State Housing Finance Commission VRDN RB for Vintage at Spokane Senior Living Project Series 2006 A (FNMA)
795,000	0.200		08/15/40	795,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$22,940,000

Variable Rate Obligations(a) — 13.7%
Bank of Nova Scotia
$1,000,000	0.318%		11/09/12	$1,000,000
Commonwealth Bank of Australia
2,000,000	0.351	(b)	05/25/12	1,999,865
2,000,000	0.473	(b)(c)	09/10/12	1,999,900
JPMorgan Chase Bank N.A.
1,000,000	0.280		11/16/12	1,000,000
3,000,000	0.271		11/20/12	3,000,000
Lloyds TSB Bank PLC
2,000,000	0.568		11/07/11	2,000,000
Rabobank Nederland NV
1,000,000	0.430	(b)	09/14/12	1,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Variable Rate Obligations(a) — (continued)
Royal Bank of Canada
$2,000,000	0.351%		09/20/12	$2,000,000
Royal Bank of Scotland PLC
1,500,000	0.902		12/02/11	1,501,684
UBS AG
2,000,000	0.306		10/07/11	2,000,000
University of California VRDN RB Taxable Series 2011 Y-2
200,000	0.302		07/01/41	200,000
Westpac Banking Corp.
1,000,000	0.286	(b)	11/06/12	1,000,000
Westpac Securities New Zealand Ltd.
1,000,000	0.340	(b)	10/18/11	1,000,000
1,000,000	0.344	(b)	11/04/11	1,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$20,701,449

Yankee Certificates of Deposit — 4.3%
Credit Suisse
$3,000,000	0.300%		11/17/11	$3,000,000
Nordea Bank Finland PLC/New York
1,500,000	0.510		03/19/12	1,499,965
Norinchukin Bank
2,000,000	0.300		10/31/11	2,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$6,499,965

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$100,947,059

Repurchase Agreements(d) — 34.4%
Barclays Capital, Inc.
$1,000,000	0.900%		04/24/12	$1,000,000
Maturity Value: $1,009,075
Settlement Date: 04/27/11
Collateralized by various corporate security issuers, 0.750% to 7.000%, due 03/15/12 to 03/15/47. The aggregate market value of the collateral, including accrued interest, was $1,101,031.
BNP Paribas Securities Corp.
2,000,000	0.480		10/03/11	2,000,000
Maturity Value: $2,000,080
Collateralized by Government National Mortgage Association, 5.500%, due 04/15/40 and U.S. Treasury Note, 2.250%, due 07/31/18. The aggregate market value of the collateral, including accrued interest, was $2,040,001.

1,000,000	0.849		03/16/12	1,000,000
Maturity Value: $1,006,463
Settlement Date: 06/16/11
Collateralized by various corporate security issuers, 5.000% to 12.750%, due 03/15/12 to 07/15/37. The aggregate market value of the collateral, including accrued interest, was $1,100,001.
Deutsche Bank Securities, Inc.
3,000,000	0.430		10/03/11	3,000,000
Maturity Value: $3,000,108
Collateralized by various corporate security issuers, 0.000% to 7.000%, due 10/15/11 to 03/01/34. The aggregate market value of the collateral, including accrued interest, was $3,300,002.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(d) — (continued)
Joint Repurchase Agreement Account III
$38,000,000	0.112%	10/03/11	$38,000,000
Morgan Stanley
2,000,000	1.257	05/03/12	2,000,000
Maturity Value: $2,024,412
Settlement Date: 05/05/11
Collateralized by various asset-backed securities, 0.000% to 5.863%, due 07/25/30 to 12/20/49, various corporate security issuers, 3.500% to 13.750%, due 07/15/15 to 03/31/22 and various mortgage-backed obligations, 0.000% to 6.785%, due 08/25/22 to 02/12/51. The aggregate market value of the collateral, including accrued interest, was $374,822,534.

RBS Securities, Inc.
3,000,000	0.480	10/03/11	3,000,000
Maturity Value: $3,000,120
Collateralized by Federal National Mortgage Association, 0.000%, due 11/25/39. The market value of the collateral, including accrued interest, was $3,301,545.
UBS Securities LLC
1,000,000	0.300	10/07/11	1,000,000
Maturity Value: $1,000,733
Settlement Date: 07/11/11
Collateralized by various asset-backed securities, 0.000% to 6.500%, due 08/25/37 to 06/01/39 and various corporate security issuers, 0.000% to 15.000%, due 12/01/11 to 11/15/66. The aggregate market value of the collateral, including accrued interest, was $1,099,281.

1,000,000	0.380	10/07/11	1,000,000
Maturity Value: $1,000,929
Settlement Date: 07/11/11
Collateralized by various asset-backed securities, 0.000% to 6.500%, due 03/25/38 to 11/01/42 and various corporate security issuers, 0.597% to 13.125%, due 12/15/11 to 01/15/67. The aggregate market value of the collateral, including accrued interest, was $1,100,004.

TOTAL REPURCHASE AGREEMENTS			$52,000,000

TOTAL INVESTMENTS — 101.3%			$152,947,059

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%			(2,007,228)

NET ASSETS — 100.0%			$150,939,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

(b) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2011, these securities amounted to $12,099,765 or approximately 8.0% of net assets.

(c) All or a portion represents a forward commitment.

(d) Unless noted, all repurchase agreements were entered into on September 30, 2011. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTY AGMT	—	Guaranty Agreement
LOC	—	Letter of Credit
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
RN	—	Revenue Notes
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Capital Goods — 3.7%
117,287	Danaher Corp.	$4,919,017
129,718	Emerson Electric Co.	5,358,650
26,445	Rockwell Automation, Inc.	1,480,920

		11,758,587

Consumer Durables & Apparel — 3.2%
93,207	NIKE, Inc. Class B	7,970,131
39,785	PVH Corp.	2,317,078

		10,287,209

Consumer Services — 3.0%
165,472	Marriott International, Inc. Class A	4,507,457
39,401	McDonald’s Corp.	3,460,196
36,300	Yum! Brands, Inc.	1,792,857

		9,760,510

Diversified Financials — 6.2%
152,724	American Express Co.	6,857,308
24,708	CME Group, Inc.	6,088,051
14,396	IntercontinentalExchange, Inc.*	1,702,471
112,800	Northern Trust Corp.	3,945,744
126,482	The Charles Schwab Corp.	1,425,452

		20,019,026

Energy — 8.4%
59,061	Cameron International Corp.*	2,453,394
82,166	Devon Energy Corp.	4,555,283
180,802	Halliburton Co.	5,518,077
27,937	National Oilwell Varco, Inc.	1,430,933
28,853	Occidental Petroleum Corp.	2,062,990
181,821	Schlumberger Ltd.	10,860,168

		26,880,845

Food & Staples Retailing — 3.1%
120,346	Costco Wholesale Corp.	9,882,814

Food, Beverage & Tobacco — 3.7%
125,129	PepsiCo, Inc.	7,745,485
60,700	The Coca-Cola Co.	4,100,892

		11,846,377

Health Care Equipment & Services — 3.2%
68,583	Baxter International, Inc.	3,850,250
178,199	St. Jude Medical, Inc.	6,449,022

		10,299,272

Household & Personal Products — 3.4%
283,950	Avon Products, Inc.	5,565,420
84,533	The Procter & Gamble Co.	5,340,795

		10,906,215

Materials — 3.3%
53,493	Ecolab, Inc.	2,615,273
85,269	Praxair, Inc.	7,970,946

		10,586,219

Media — 2.0%
44,100	Discovery Communications, Inc. Class A*	1,659,042
121,574	Viacom, Inc. Class B	4,709,777

		6,368,819

Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
63,019	Amgen, Inc.	3,462,894
105,753	Gilead Sciences, Inc.*	4,103,216
40,569	Johnson & Johnson	2,584,651

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
112,571	Teva Pharmaceutical Industries Ltd. ADR	$4,189,893
141,080	Thermo Fisher Scientific, Inc.*	7,144,291

		21,484,945

Real Estate — 1.2%
299,857	CB Richard Ellis Group, Inc. Class A*	4,036,075

Retailing — 7.2%
16,434	Amazon.com, Inc.*	3,553,524
89,804	Bed Bath & Beyond, Inc.*	5,146,667
348,278	Lowe’s Companies, Inc.	6,735,697
119,438	Staples, Inc.	1,588,525
42,694	Target Corp.	2,093,714
176,172	Urban Outfitters, Inc.*	3,932,159

		23,050,286

Semiconductors & Semiconductor Equipment — 4.0%
192,611	NVIDIA Corp.*	2,407,637
95,440	Texas Instruments, Inc.	2,543,476
283,395	Xilinx, Inc.	7,776,359

		12,727,472

Software & Services — 15.1%
49,715	Equinix, Inc.*	4,416,183
22,487	Google, Inc. Class A*	11,566,863
26,729	Mastercard, Inc. Class A	8,477,370
332,847	Microsoft Corp.	8,284,562
346,400	Oracle Corp.	9,955,536
20,903	Salesforce.com, Inc.*	2,388,795
218,791	The Western Union Co.	3,345,314

		48,434,623

Technology Hardware & Equipment — 14.4%
113,487	Amphenol Corp. Class A	4,626,865
56,600	Apple, Inc.*	21,574,788
153,550	NetApp, Inc.*	5,211,487
306,868	QUALCOMM, Inc.	14,922,991

		46,336,131

Telecommunication Services* — 5.7%
210,121	American Tower Corp. Class A	11,304,510
173,668	Crown Castle International Corp.	7,063,077

		18,367,587

Transportation — 0.5%
18,809	Union Pacific Corp.	1,536,131

TOTAL INVESTMENTS — 98.0%		$314,569,143

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		6,437,357

NET ASSETS — 100.0%		$321,006,500

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$304,977,355

Gross unrealized gain	40,265,148
Gross unrealized loss	(30,673,360)

Net unrealized security gain	$9,591,788

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 89.6%
Belgium — 0.5%
23,007	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	$980,486

Bermuda — 0.5%
162,979	Hiscox Ltd. (Insurance)	932,777

Denmark — 1.3%
20,173	Carlsberg A/S Class B (Food, Beverage & Tobacco)	1,195,437
50,444	Christian Hansen Holding A/S (Materials)	1,044,846

		2,240,283

Finland — 2.3%
166,408	Nokia Oyj (Technology Hardware & Equipment)	940,999
61,284	Nokian Renkaat Oyj (Automobiles & Components)	1,834,716
37,939	Outotec Oyj (Capital Goods)	1,354,585

		4,130,300

France — 7.0%
3,298	Air Liquide SA (Materials)	385,127
12,615	Air Liquide SA-Prime De Fidelite (Materials)*	1,473,128
33,530	BNP Paribas SA (Banks)	1,321,841
61,534	EDF SA (Utilities)	1,782,083
73,889	GDF Suez (Utilities)	2,195,366
3,306	PPR (Retailing)	427,337
18,633	Remy Cointreau SA (Food, Beverage & Tobacco)	1,284,538
46,239	Safran SA (Capital Goods)	1,414,495
51,622	Total SA (Energy)	2,277,533

		12,561,448

Germany — 6.9%
21,695	Allianz SE (Registered) (Insurance)	2,033,456
35,504	BASF SE (Materials)	2,164,517
77,800	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	4,293,304
9,232	Brenntag AG (Capital Goods)	800,872
30,870	Daimler AG (Registered) (Automobiles & Components)	1,372,927
20,775	GEA Group AG (Capital Goods)	484,945
21,357	Kabel Deutschland Holding AG (Media)*	1,145,052
2,154	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	176,431

		12,471,504

Hong Kong — 1.9%
330,000	Hang Lung Properties Ltd. (Real Estate)	981,858
514,400	Sands China Ltd. (Consumer Services)*	1,203,530
103,443	Sun Hung Kai Properties Ltd. (Real Estate)	1,186,699

		3,372,087

Indonesia — 0.8%
4,679,500	PT Perusahaan Gas Negara (Utilities)	1,406,491

Ireland — 0.9%
43,711	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,534,319

Shares	Description	Value
Common Stocks — (continued)
Israel — 0.9%
41,489	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	$1,544,221

Italy — 4.5%
114,313	Azimut Holding SpA (Diversified Financials)	790,564
229,747	Eni SpA (Energy)	4,041,877
1,042,493	Intesa Sanpaolo SpA (Banks)	1,634,883
1,016,277	Telecom Italia SpA RSP (Telecommunication Services)	988,360
168,071	Unione di Banche Italiane ScpA (Banks)	622,194

		8,077,878

Japan — 26.3%
246,600	Aeon Co. Ltd. (Food & Staples Retailing)	3,335,673
175,000	Calsonic Kansei Corp. (Automobiles & Components)	1,058,888
592,000	DIC Corp. (Materials)	1,075,425
10,800	FANUC Corp. (Capital Goods)	1,487,656
93,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,182,284
41,300	Honda Motor Co. Ltd. (Automobiles & Components)	1,209,878
186	Inpex Corp. (Energy)	1,142,244
112,500	JS Group Corp. (Capital Goods)	3,149,421
128,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,674,248
58,200	Komatsu Ltd. (Capital Goods)	1,254,795
6,900	Kyocera Corp. (Technology Hardware & Equipment)	576,948
167,000	Mitsubishi Electric Corp. (Capital Goods)	1,479,264
125,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,027,577
122,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	748,958
224,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,030,377
152,300	Mitsui & Co. Ltd. (Capital Goods)	2,206,107
368,000	Mitsui OSK Lines Ltd. (Transportation)	1,417,864
8,100	Nidec Corp. (Capital Goods)	652,348
4,800	Nintendo Co. Ltd. (Software & Services)	705,301
66,200	Nippon Paper Group, Inc. (Materials)	1,762,521
49,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,347,499
349,600	Nissan Motor Co. Ltd. (Automobiles & Components)	3,093,274
4,640	ORIX Corp. (Diversified Financials)	364,182
16,100	Otsuka Corp. (Software & Services)	1,109,786
90,100	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,468,401
72,000	Seiko Epson Corp. (Technology Hardware & Equipment)	916,188
87,200	Sony Corp. (Consumer Durables & Apparel)	1,669,181
57,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,622,914

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
348,000	The Hachijuni Bank Ltd. (Banks)	$2,131,751
77,600	The Kansai Electric Power Co., Inc. (Utilities)	1,341,034

		47,241,987

Netherlands — 2.0%
142,016	TNT Express NV (Transportation)	992,998
84,631	Unilever NV CVA (Food, Beverage & Tobacco)	2,678,857

		3,671,855

Sweden — 3.6%
132,602	Scania AB Class B (Capital Goods)	1,894,538
33,485	Svenska Handelsbanken AB Class A (Banks)	852,064
477,475	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,130,831
274,786	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	2,638,499

		6,515,932

Switzerland — 10.6%
41,601	Aryzta AG (Food, Beverage & Tobacco)	1,806,422
43,496	Julius Baer Group Ltd. (Diversified Financials)*	1,453,557
7,337	Kuehne + Nagel International AG (Registered) (Transportation)	823,453
69,456	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,879,930
4,892	Partners Group Holding AG (Diversified Financials)	805,491
13,188	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,130,022
7,851	Schindler Holding AG (Capital Goods)	832,236
22,369	Sulzer AG (Registered) (Capital Goods)	2,298,758
40,089	Temenos Group AG (Registered) (Software & Services)*	541,403
176,827	UBS AG (Registered) (Diversified Financials)*	2,022,648
64,812	Weatherford International Ltd. (Energy)*	789,273
8,264	Zurich Financial Services AG (Insurance)*	1,721,428

		19,104,621

United Kingdom — 19.6%
193,342	Admiral Group PLC (Insurance)	3,792,724
63,779	Anglo American PLC (Materials)	2,194,701
116,324	BG Group PLC (Energy)	2,226,281
558,668	HSBC Holdings PLC (Banks)	4,279,006
32,672	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,102,601
122,659	Inmarsat PLC (Telecommunication Services)	934,127
318,144	Marks & Spencer Group PLC (Retailing)	1,549,218
125,786	National Grid PLC (Utilities)	1,246,792
44,585	Reckitt Benckiser Group PLC (Household & Personal Products)	2,259,034
347,683	Reed Elsevier PLC (Media)	2,661,865

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
65,192	Rio Tinto PLC (Materials)	$2,891,143
2,695,998	Royal Bank of Scotland Group PLC (Banks)*	964,488
132,733	Tullow Oil PLC (Energy)	2,684,407
114,728	Victrex PLC (Materials)	1,942,367
1,395,575	Vodafone Group PLC (Telecommunication Services)	3,596,789
39,353	Wolseley PLC (Capital Goods)	976,423

		35,301,966

TOTAL COMMON STOCKS		$161,088,155

Exchange Traded Funds — 4.2%
Australia — 2.9%
255,823	iShares MSCI Australia Index Fund	$5,131,810

Other — 1.3%
66,427	Vanguard MSCI Emerging Markets	2,384,065

TOTAL EXCHANGE TRADED FUNDS		$7,515,875

TOTAL INVESTMENTS — 93.8%		$168,604,030

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.2%		11,130,739

NET ASSETS — 100.0%		$179,734,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Hang Seng Index	18	October 2011	$2,013,252	$(49,175)
SPI 200 Index	75	December 2011	7,257,750	(136,470)

TOTAL				$(185,645)

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$195,944,588

Gross unrealized gain	5,143,048
Gross unrealized loss	(32,483,606)

Net unrealized security loss	$(27,340,558)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Automobiles & Components — 0.7%
13,519	Modine Manufacturing Co.*	$122,482
13,146	Spartan Motors, Inc.	54,293
13,479	Standard Motor Products, Inc.	174,823
22,346	Stoneridge, Inc.*	116,646
17,077	Superior Industries International, Inc.	263,840

		732,084

Banks — 5.2%
3,894	1st Source Corp.	81,112
19,073	Astoria Financial Corp.	146,671
6,330	Banco Latinoamericano de Comercio Exterior SA Class E	96,406
1,051	Bank of Hawaii Corp.	38,256
12,430	Cathay General Bancorp	141,453
4,778	Commerce Bancshares, Inc.	166,036
1,834	Cullen/Frost Bankers, Inc.	84,107
74,687	CVB Financial Corp.	574,343
24,110	First Bancorp	242,064
6,132	First Bancorp, Inc.	77,202
11,406	First Financial Bancorp	157,403
12,553	First Interstate Bancsystem, Inc.	134,443
2,014	First Republic Bank*	46,644
4,567	FirstMerit Corp.	51,881
5,555	FNB Corp.	47,606
38,007	Fulton Financial Corp.	290,754
3,265	Glacier Bancorp, Inc.	30,593
14,075	Great Southern Bancorp, Inc.	236,179
1,046	Iberiabank Corp.	49,225
64,629	International Bancshares Corp.	849,871
14,386	Investors Bancorp, Inc.*	181,695
5,116	National Penn Bancshares, Inc.	35,863
3,893	Northfield Bancorp, Inc.(a)	51,543
70,828	Popular, Inc.*	106,242
9,555	PrivateBancorp, Inc.	71,854
1,364	Prosperity Bancshares, Inc.	44,576
11,699	Renasant Corp.	148,928
7,810	SVB Financial Group*	288,970
19,977	Texas Capital Bancshares, Inc.*	456,475
3,850	Webster Financial Corp.	58,905
39,010	Wilshire Bancorp, Inc.*	106,888
1,340	Wintrust Financial Corp.	34,585

		5,128,773

Capital Goods — 8.3%
3,591	AAR Corp.	59,862
4,055	Aerovironment, Inc.*	114,148
1,857	Alamo Group, Inc.	38,607
11,114	Albany International Corp. Class A	202,831
751	Alliant Techsystems, Inc.	40,937
6,857	American Woodmark Corp.	83,038
7,975	Applied Industrial Technologies, Inc.	216,601
9,365	Astec Industries, Inc.*	274,207
2,507	Astronics Corp.*	70,823
1,990	Beacon Roofing Supply, Inc.*	31,820
1,292	Belden, Inc.	33,321
26,067	Briggs & Stratton Corp.	352,165
11,186	Ceradyne, Inc.*	300,792
5,987	Cubic Corp.	233,912

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
6,392	Curtiss-Wright Corp.	$184,281
6,162	DigitalGlobe, Inc.*	119,728
4,623	Ducommun, Inc.	69,253
8,338	Encore Wire Corp.	171,596
1,956	EnPro Industries, Inc.*	58,054
805	Esterline Technologies Corp.*	41,731
2,829	Franklin Electric Co., Inc.	102,636
3,446	Generac Holdings, Inc.*	64,819
12,451	General Cable Corp.*	290,731
11,335	Hexcel Corp.*	251,184
4,414	II-VI, Inc.*	77,245
14,762	Kadant, Inc.*	262,173
3,622	LMI Aerospace, Inc.*	61,791
43,981	LSI Industries, Inc.	274,002
8,267	Lydall, Inc.*	73,576
17,917	Miller Industries, Inc.	310,860
19,496	Mueller Industries, Inc.	752,351
8,408	NACCO Industries, Inc. Class A	533,067
2,229	Sauer-Danfoss, Inc.*	64,418
1,777	Simpson Manufacturing Co., Inc.	44,301
19,312	Tecumseh Products Co. Class A*	140,784
4,987	Tennant Co.	176,390
12,575	Toro Co.(b)	619,570
6,519	Tredegar Corp.	96,677
12,563	Universal Forest Products, Inc.	302,140
11,061	Vicor Corp.	96,784
15,669	Watsco, Inc.	800,686
1,216	WESCO International, Inc.*	40,797
5,741	Woodward, Inc.	157,303

		8,291,992

Commercial & Professional Services — 2.5%
17,398	CDI Corp.	185,811
1,154	Clean Harbors, Inc.*	59,200
3,662	Copart, Inc.*	143,257
23,393	HNI Corp.	447,508
8,279	Insperity, Inc.	184,208
48,423	Kelly Services, Inc. Class A	552,022
30,916	Kforce, Inc.*	303,286
25,263	Kimball International, Inc. Class B	122,778
1,724	Robert Half International, Inc.	36,583
10,824	Steelcase, Inc. Class A	68,300
12,564	United Stationers, Inc.	342,369

		2,445,322

Consumer Durables & Apparel — 4.4%
9,389	Blyth, Inc.	520,620
7,091	Columbia Sportswear Co.	329,022
2,729	CSS Industries, Inc.	45,520
2,126	Fossil, Inc.*	172,334
5,641	Harman International Industries, Inc.	161,220
13,807	iRobot Corp.*	347,384
26,070	Kenneth Cole Productions, Inc. Class A*	279,731
5,880	Mohawk Industries, Inc.*	252,311
17,085	Oxford Industries, Inc.	586,016
19,424	Perry Ellis International, Inc.*	365,171
23,699	Polaris Industries, Inc.	1,184,239
867	Under Armour, Inc. Class A*	57,577

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
2,887	Vera Bradley, Inc.*(a)	$104,076

		4,405,221

Consumer Services — 2.7%
9,497	Ascent Capital Group, Inc. Class A*	373,422
2,512	Biglari Holdings, Inc.*	744,532
2,415	Bridgepoint Education, Inc.*(a)	42,117
8,491	Domino’s Pizza, Inc.*	231,380
1,563	Life Time Fitness, Inc.*	57,596
48,755	O’Charleys, Inc.*	289,605
22,693	Papa John’s International, Inc.*	689,867
1,389	Peet’s Coffee & Tea, Inc.*	77,284
3,023	Red Robin Gourmet Burgers, Inc.*	72,824
9,981	Texas Roadhouse, Inc.	131,949

		2,710,576

Diversified Financials — 3.4%
78,770	Advance America, Cash Advance Centers, Inc.	579,747
27,432	BlackRock Kelso Capital Corp.	200,254
12,582	Compass Diversified Holdings	153,249
677	Diamond Hill Investment Group, Inc.	46,977
7,403	Federated Investors, Inc. Class B(a)	129,775
2,826	Financial Engines, Inc.*	51,179
7,909	GAMCO Investors, Inc. Class A	311,535
17,521	Gladstone Capital Corp.	120,194
3,595	Golub Capital BDC, Inc.	53,386
29,610	Hercules Technology Growth Capital, Inc.	252,277
5,467	Intl. FCStone, Inc.*	113,495
37,002	NGP Capital Resources Co.	241,993
60,795	Primus Guaranty Ltd.*	320,390
5,589	Safeguard Scientifics, Inc.*	83,835
4,200	SEI Investments Co.	64,596
4,373	Solar Capital Ltd.	88,028
38,290	TICC Capital Corp.	312,829
4,392	World Acceptance Corp.*	245,732

		3,369,471

Energy — 7.0%
26,763	Alon USA Energy, Inc.	164,057
31,478	Complete Production Services, Inc.*	593,360
16,401	CVR Energy, Inc.*	346,717
14,129	Delek US Holdings, Inc.	159,234
5,028	Dril-Quip, Inc.*	271,060
6,901	Energen Corp.	282,182
15,850	Exterran Holdings, Inc.*	154,062
11,023	Helix Energy Solutions Group, Inc.*	144,401
27,858	HollyFrontier Corp.	730,437
5,421	Oasis Petroleum, Inc.*	121,051
11,401	Petroquest Energy, Inc.*(a)	62,706
98,893	Tesoro Corp.*	1,925,447
35,286	USEC, Inc.*	56,810
63,262	W&T Offshore, Inc.	870,485
82,961	Western Refining, Inc.*(a)	1,033,694

		6,915,703

Food & Staples Retailing — 0.4%
2,509	PriceSmart, Inc.	156,361

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
9,018	SUPERVALU, Inc.(a)	$60,060
5,800	Susser Holdings Corp.*	115,594
17,241	Winn-Dixie Stores, Inc.*	102,067

		434,082

Food, Beverage & Tobacco — 3.3%
42,484	Alliance One International, Inc.*	103,661
7,106	Boston Beer Co., Inc. Class A*(a)	516,606
556	Diamond Foods, Inc.	44,363
35,928	Dole Food Co., Inc.*(a)	359,280
2,211	Flowers Foods, Inc.	43,026
5,928	J&J Snack Foods Corp.	284,840
22,772	Lancaster Colony Corp.(a)	1,389,320
32,278	National Beverage Corp.	489,335

		3,230,431

Health Care Equipment & Services — 6.4%
27,652	Align Technology, Inc.*	419,481
2,739	Amerigroup Corp.*	106,848
10,455	AMN Healthcare Services, Inc.*	41,925
21,232	Assisted Living Concepts, Inc. Class A	269,009
1,791	Centene Corp.*	51,348
1,740	Coventry Health Care, Inc.*	50,129
24,807	Health Net, Inc.*	588,174
18,235	Hill-Rom Holdings, Inc.	547,415
18,579	Invacare Corp.	428,060
27,543	Kindred Healthcare, Inc.*	237,421
7,501	Magellan Health Services, Inc.*	362,298
16,186	Masimo Corp.	350,427
23,880	Medical Action Industries, Inc.*	120,594
50,847	Molina Healthcare, Inc.*	785,078
33,485	PharMerica Corp.*	477,831
5,065	Sirona Dental Systems, Inc.*	214,807
28,604	Skilled Healthcare Group, Inc. Class A*	103,260
4,370	STERIS Corp.	127,910
5,323	SXC Health Solutions Corp.*	296,491
32,822	Universal American Corp.	330,189
12,622	Vascular Solutions, Inc.*	144,522
9,210	WellCare Health Plans, Inc.*	349,796

		6,403,013

Household & Personal Products — 1.1%
58,085	Central Garden and Pet Co. Class A*	411,242
2,440	Elizabeth Arden, Inc.*	69,394
9,260	Medifast, Inc.*(a)	149,549
34,661	Prestige Brands Holdings, Inc.*	313,682
4,199	USANA Health Sciences, Inc.*	115,472

		1,059,339

Insurance — 2.4%
4,022	Allied World Assurance Co. Holdings Ltd.	216,022
17,877	American Equity Investment Life Holding Co.	156,424
6,663	American Financial Group, Inc.	207,019
32,090	Aspen Insurance Holdings Ltd.	739,354
22,738	CNO Financial Group, Inc.*	123,013
25,354	Flagstone Reinsurance Holdings SA	196,494
4,129	Global Indemnity PLC*	70,523

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
33,139	Maiden Holdings Ltd.	$244,897
2,930	Mercury General Corp.	112,365
4,705	OneBeacon Insurance Group Ltd. Class A	64,176
11,579	Symetra Financial Corp.	94,369
1,699	Tower Group, Inc.	38,839
2,496	W.R. Berkley Corp.	74,106
175	White Mountains Insurance Group Ltd.	71,006

		2,408,607

Materials — 4.7%
15,836	A. Schulman, Inc.	269,054
2,134	Airgas, Inc.	136,192
11,376	American Vanguard Corp.	126,956
14,632	Clearwater Paper Corp.*	497,195
675	Domtar Corp.	46,015
2,130	Georgia Gulf Corp.*	29,458
34,028	Golden Star Resources Ltd.*	63,292
49,878	Hecla Mining Co.*	267,346
3,537	Innophos Holdings, Inc.	141,020
4,075	Intrepid Potash, Inc.*	101,345
4,401	Kaiser Aluminum Corp.	194,876
29,287	KapStone Paper and Packaging Corp.*	406,796
1,526	Koppers Holdings, Inc.	39,081
30,380	Kraton Performance Polymers, Inc.*	491,548
15,635	Materion Corp.*	354,602
20,590	Noranda Aluminum Holding Corp.*	171,927
4,390	OM Group, Inc.*	114,008
22,098	PolyOne Corp.	236,670
48,974	Senomyx, Inc.*	171,899
20,667	Spartech Corp.*	66,134
7,970	Stepan Co.	535,425
8,373	TPC Group, Inc.*	168,130

		4,628,969

Media — 0.2%
7,679	Harte-Hanks, Inc.	65,118
59,889	Journal Communications, Inc. Class A*	177,870

		242,988

Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
89,357	Affymetrix, Inc.*	437,849
8,305	Akorn, Inc.*	64,862
25,361	Albany Molecular Research, Inc.*	71,518
2,734	AVEO Pharmaceuticals, Inc.*	42,076
905	Bio-Rad Laboratories, Inc. Class A*	82,147
1,224	Cepheid, Inc.*	47,528
7,189	Codexis, Inc.*	32,854
43,652	Cubist Pharmaceuticals, Inc.*	1,541,789
24,696	Emergent Biosolutions, Inc.*	381,059
18,219	eResearchTechnology, Inc.*	81,257
10,774	Genomic Health, Inc.*(a)	236,812
8,575	Jazz Pharmaceuticals, Inc.*	356,034
25,592	Maxygen, Inc.	139,988
92,957	Nabi Biopharmaceuticals*	156,168
1,595	Par Pharmaceutical Cos, Inc.*	42,459
104,898	PDL BioPharma, Inc.	582,184
55,984	Progenics Pharmaceuticals, Inc.*	321,348

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
13,019	Questcor Pharmaceuticals, Inc.*	$354,898
48,417	Sciclone Pharmaceuticals, Inc.*	184,469
6,155	Seattle Genetics, Inc.*(a)	117,314
9,376	The Medicines Co.*	139,515
47,344	Viropharma, Inc.*	855,506

		6,269,634

Real Estate Investment Trust — 8.5%
10,812	Agree Realty Corp.(a)	235,485
28,416	American Campus Communities, Inc.	1,057,359
14,159	Apartment Investment & Management Co. Class A	313,197
7,460	Ashford Hospitality Trust, Inc.	52,369
3,152	Digital Realty Trust, Inc.	173,864
8,319	Duke Realty Corp.	87,350
19,018	Equity Lifestyle Properties, Inc.	1,192,429
12,279	Extra Space Storage, Inc.	228,758
5,505	Federal Realty Investment Trust	453,667
9,412	First Industrial Realty Trust, Inc.*	75,296
41,845	Franklin Street Properties Corp.	473,267
11,527	Getty Realty Corp.	166,219
11,817	LTC Properties, Inc.	299,206
8,659	MFA Financial, Inc.	60,786
123,176	MPG Office Trust, Inc.*(a)	259,901
6,345	National Health Investors, Inc.	267,315
1,981	National Retail Properties, Inc.	53,230
5,997	Post Properties, Inc.	208,336
3,176	Potlatch Corp.	100,108
53,454	Rayonier, Inc.	1,966,573
13,105	Realty Income Corp.	422,505
870	SL Green Realty Corp.	50,591
1,198	Taubman Centers, Inc.	60,271
10,509	Two Harbors Investment Corp.	92,794
2,850	UDR, Inc.	63,099
3,365	Urstadt Biddle Properties, Inc. Class A	53,739

		8,467,714

Retailing — 5.2%
30,832	Asbury Automotive Group, Inc.*	508,420
11,640	Audiovox Corp. Class A*	63,904
3,002	Barnes & Noble, Inc.	35,514
1,835	BJ’s Wholesale Club, Inc.*	94,025
1,039	Blue Nile, Inc.*	36,656
7,359	Cabela’s, Inc.*	150,786
7,988	Core-Mark Holding Co., Inc.*	244,672
33,394	Fred’s, Inc. Class A	355,980
4,823	Genesco, Inc.*	248,529
21,538	Group 1 Automotive, Inc.	765,676
22,446	Lithia Motors, Inc. Class A	322,774
1,567	Rue21, Inc.*	35,555
12,242	Shoe Carnival, Inc.*	288,911
14,498	Sonic Automotive, Inc. Class A	156,433
62,365	Stage Stores, Inc.	865,003
10,862	Ulta Salon Cosmetics & Fragrance, Inc.*	675,942
1,540	Vitamin Shoppe, Inc.*	57,658

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
15,818	Zumiez, Inc.*	$276,973

		5,183,411

Semiconductors & Semiconductor Equipment — 2.9%
7,015	DSP Group, Inc.*	41,389
237,401	Lattice Semiconductor Corp.*	1,246,355
28,760	LTX-Credence Corp.*	152,140
28,994	Micrel, Inc.	274,573
1,054	Netlogic Microsystems, Inc.*	50,708
37,506	Photronics, Inc.*	186,780
53,382	PLX Technology, Inc.*	160,680
31,517	RF Micro Devices, Inc.*	199,818
83,655	Silicon Image, Inc.*	491,055
6,113	Standard Microsystems Corp.*	118,592

		2,922,090

Software & Services — 9.4%
40,564	Accelrys, Inc.*	245,818
6,292	Advent Software, Inc.*(b)	131,188
8,978	AOL, Inc.*	107,736
23,168	Blackbaud, Inc.	515,951
17,947	Bottomline Technologies, Inc.*	361,453
86,289	Ciber, Inc.*	261,456
18,590	CommVault Systems, Inc.*	688,945
8,255	Convergys Corp.*	77,432
11,209	CSG Systems International, Inc.*	141,682
16,745	Kenexa Corp.*	261,892
121,557	Lionbridge Technologies, Inc.*	299,030
6,352	LivePerson, Inc.*	63,202
17,649	LogMeIn, Inc.*	586,123
83,711	Magma Design Automation, Inc.*	380,885
20,179	Manhattan Associates, Inc.*	667,521
55,638	Marchex, Inc. Class B	472,923
23,702	Mentor Graphics Corp.*	228,013
10,493	MicroStrategy, Inc. Class A*	1,196,937
5,863	Opnet Technologies, Inc.	204,677
15,125	PROS Holdings, Inc.*	194,961
7,469	QAD, Inc. Class A*	79,844
13,245	Quest Software, Inc.*	210,331
24,977	RealNetworks, Inc.	210,556
25,007	Renaissance Learning, Inc.	419,617
15,437	Saba Software, Inc.*	88,917
8,794	TeleTech Holdings, Inc.*	134,021
13,969	Ultimate Software Group, Inc.*	652,632
10,874	VeriFone Systems, Inc.*	380,808
2,117	Websense, Inc.*	36,624

		9,301,175

Technology Hardware & Equipment — 4.8%
1,840	Acme Packet, Inc.*	78,366
16,911	Agilysys, Inc.*	120,575
9,095	Aruba Networks, Inc.*	190,176
41,074	Brightpoint, Inc.*	378,292
3,844	DG FastChannel, Inc.*	65,156
11,946	EchoStar Corp. Class A*	270,099
22,783	Electronics for Imaging, Inc.*	306,887
8,031	Emulex Corp.*	51,398
56,040	Extreme Networks*	148,506

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
38,302	Imation Corp.*	$279,988
12,472	Ingram Micro, Inc. Class A*	201,173
19,606	Insight Enterprises, Inc.*	296,835
32,835	Methode Electronics, Inc.	243,964
4,602	National Instruments Corp.	105,202
14,692	Plantronics, Inc.	417,987
28,360	Powerwave Technologies, Inc.*	48,779
165,434	Quantum Corp.*	299,436
21,771	Radisys Corp.*	133,239
36,456	ShoreTel, Inc.*	181,551
5,759	Silicon Graphics International Corp.*	68,647
9,391	Super Micro Computer, Inc.*	117,669
30,589	Symmetricom, Inc.*	132,756
2,200	Synaptics, Inc.*	52,580
32,503	Tellabs, Inc.	139,438
54,500	Vishay Intertechnology, Inc.*	455,620

		4,784,319

Telecommunication Services — 1.2%
25,148	Cbeyond, Inc.*	177,545
14,319	IDT Corp. Class B	292,108
51,313	USA Mobility, Inc.	677,331

		1,146,984

Transportation — 2.3%
5,876	Alaska Air Group, Inc.*	330,760
1,071	Allegiant Travel Co.*	50,476
939	Atlas Air Worldwide Holdings, Inc.*	31,259
8,796	Celadon Group, Inc.	78,108
2,596	Con-way, Inc.	57,449
12,124	Heartland Express, Inc.	164,401
2,560	Landstar System, Inc.	101,274
83,110	Pacer International, Inc.*	311,663
7,676	Saia, Inc.*	80,752
22,962	SkyWest, Inc.	264,293
7,243	Universal Truckload Services, Inc.	94,159
33,925	Werner Enterprises, Inc.	706,658

		2,271,252

Utilities — 3.8%
2,634	Alliant Energy Corp.	101,883
8,674	Atmos Energy Corp.	281,471
3,935	DPL, Inc.	118,601
11,507	Dynegy, Inc.*	47,409
2,920	El Paso Electric Co.	93,703
3,562	Great Plains Energy, Inc.	68,747
8,815	Integrys Energy Group, Inc.	428,585
2,201	New Jersey Resources Corp.	93,696
6,980	Northeast Utilities	234,877
1,074	NSTAR	48,126
3,209	NV Energy, Inc.	47,204
15,965	Pepco Holdings, Inc.	302,058
36,518	PNM Resources, Inc.	599,991
18,257	Portland General Electric Co.	432,508
1,508	SCANA Corp.	60,999
15,970	Southwest Gas Corp.	577,635
2,861	TECO Energy, Inc.	49,009
3,395	The Empire District Electric Co.	65,795

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
1,856	WGL Holdings, Inc.	$72,514

		3,724,811

TOTAL COMMON STOCKS		$96,477,961

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$96,477,961

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 3.6%
Goldman Sachs Financial Square Money Market Fund — FST Shares
3,611,925	0.172%	$3,611,925

TOTAL INVESTMENTS — 100.7%		$100,089,886

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(743,458)

NET ASSETS — 100.0%		$99,346,428

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Represents an affiliated issuer.

(d) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	31	December 2011	$1,988,650	$(109,788)

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$92,756,954

Gross unrealized gain	17,592,808
Gross unrealized loss	(10,259,876)

Net unrealized security gain	$7,332,932

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Automobiles & Components — 0.1%
3,277	Autoliv, Inc.	$158,935

Banks — 1.0%
9,995	PNC Financial Services Group, Inc.	481,659
118,396	Wells Fargo & Co.	2,855,712

		3,337,371

Capital Goods — 6.5%
3,396	Alliant Techsystems, Inc.	185,116
9,075	Dover Corp.	422,895
16,968	Eaton Corp.	602,364
54,353	Emerson Electric Co.	2,245,322
2,702	Fluor Corp.	125,778
17,645	General Dynamics Corp.	1,003,824
323,175	General Electric Co.	4,925,187
41,282	Honeywell International, Inc.	1,812,693
20,518	L-3 Communications Holdings, Inc.	1,271,500
3,205	Lockheed Martin Corp.	232,811
9,162	MSC Industrial Direct Co. Class A	517,287
70,584	Northrop Grumman Corp.	3,681,661
8,744	Parker Hannifin Corp.	552,009
5,898	Raytheon Co.	241,051
10,930	Rockwell Automation, Inc.	612,080
11,663	Timken Co.	382,780
47,216	Toro Co.	2,326,332
16,757	Tyco International Ltd.	682,848
6,851	W.W. Grainger, Inc.	1,024,499

		22,848,037

Commercial & Professional Services — 0.2%
2,662	Copart, Inc.*	104,137
21,388	Manpower, Inc.	719,065

		823,202

Consumer Durables & Apparel — 0.9%
11,617	Fossil, Inc.*	941,674
37,383	Harman International Industries, Inc.	1,068,406
3,769	Lululemon Athletica, Inc.*	183,362
25,444	Mohawk Industries, Inc.*	1,091,802

		3,285,244

Consumer Services — 1.2%
12,877	Apollo Group, Inc. Class A*	510,058
1,857	Chipotle Mexican Grill, Inc.*	562,578
54,197	Starbucks Corp.	2,021,006
3,316	Weight Watchers International, Inc.	193,157
6,804	Wynn Resorts Ltd.	783,005

		4,069,804

Diversified Financials — 3.9%
205,394	Bank of America Corp.	1,257,011
61,580	Capital One Financial Corp.	2,440,415
21,390	CBOE Holdings, Inc.	523,413
8,814	Citigroup, Inc.	225,815
10,054	CME Group, Inc.	2,477,306
16,703	Discover Financial Services	383,167
57,699	JPMorgan Chase & Co.	1,737,894
9,611	Leucadia National Corp.	217,977
21,429	MSCI, Inc. Class A*	649,942
16,761	NYSE Euronext	389,526
85,343	SEI Investments Co.	1,312,575

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
106,004	The Bank of New York Mellon Corp.	$1,970,614

		13,585,655

Energy — 11.6%
75,888	Chevron Corp.	7,021,158
10,132	Cimarex Energy Co.	564,352
155,088	ConocoPhillips	9,820,172
7,111	Core Laboratories NV	638,781
29,223	Devon Energy Corp.	1,620,123
123,970	Exxon Mobil Corp.	9,003,941
2,845	FMC Technologies, Inc.*	106,972
11,158	Halliburton Co.	340,542
18,870	Hess Corp.	989,920
15,605	HollyFrontier Corp.	409,163
23,647	Marathon Petroleum Corp.	639,888
7,281	Murphy Oil Corp.	321,529
6,395	National Oilwell Varco, Inc.	327,552
3,441	Occidental Petroleum Corp.	246,032
3,044	Oceaneering International, Inc.	107,575
4,538	Oil States International, Inc.*	231,075
117,169	Tesoro Corp.*	2,281,280
344,215	Valero Energy Corp.	6,120,143

		40,790,198

Food & Staples Retailing — 1.9%
8,351	Costco Wholesale Corp.	685,784
5,352	Safeway, Inc.	89,004
99,606	SUPERVALU, Inc.(a)	663,376
146,519	Walgreen Co.	4,819,010
7,773	Whole Foods Market, Inc.	507,654

		6,764,828

Food, Beverage & Tobacco — 7.2%
7,795	Campbell Soup Co.	252,324
4,223	Coca-Cola Enterprises, Inc.	105,068
48,571	Dean Foods Co.*	430,825
18,775	Dr. Pepper Snapple Group, Inc.	728,095
5,353	Flowers Foods, Inc.	104,169
13,106	Hansen Natural Corp.*	1,144,023
130,244	Lorillard, Inc.	14,418,011
5,737	Molson Coors Brewing Co. Class B	227,243
68,286	Philip Morris International, Inc.	4,259,681
4,555	Reynolds American, Inc.	170,721
10,616	Smithfield Foods, Inc.*	207,012
192,026	Tyson Foods, Inc. Class A	3,333,571

		25,380,743

Health Care Equipment & Services — 3.0%
198,599	Boston Scientific Corp.*	1,173,720
56,985	Cardinal Health, Inc.	2,386,532
72,112	CareFusion Corp.*	1,727,083
4,240	Coventry Health Care, Inc.*	122,154
6,100	DENTSPLY International, Inc.	187,209
5,001	Health Net, Inc.*	118,574
28,832	Humana, Inc.	2,096,951
4,221	Omnicare, Inc.	107,340
39,683	WellPoint, Inc.	2,590,506

		10,510,069

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — 3.4%
24,066	Colgate-Palmolive Co.	$2,134,173
16,590	Herbalife Ltd.	889,224
3,520	The Clorox Co.	233,482
138,734	The Procter & Gamble Co.	8,765,214

		12,022,093

Insurance — 3.6%
4,371	ACE Ltd.	264,883
106,546	Berkshire Hathaway, Inc. Class B*	7,569,028
8,930	Everest Re Group Ltd.	708,863
19,138	Loews Corp.	661,218
168,646	Unum Group	3,534,820

		12,738,812

Materials — 2.7%
14,227	Ashland, Inc.	627,980
47,063	CF Industries Holdings, Inc.	5,807,104
5,258	Domtar Corp.	358,438
7,652	Eastman Chemical Co.	524,391
20,607	Freeport-McMoRan Copper & Gold, Inc.	627,483
5,111	Intrepid Potash, Inc.*	127,111
5,605	Newmont Mining Corp.	352,554
13,807	Southern Copper Corp.	345,037
13,067	The Scotts Miracle-Gro Co. Class A	582,788

		9,352,886

Media — 3.6%
26,447	Cablevision Systems Corp. Class A	416,011
56,481	Comcast Corp. Special A Shares	1,168,592
34,642	DIRECTV Class A*	1,463,624
180,828	DISH Network Corp. Class A*	4,531,550
72,395	News Corp. Class A	1,119,951
119,873	Time Warner, Inc.	3,592,594
19,367	Virgin Media, Inc.	471,586

		12,763,908

Pharmaceuticals, Biotechnology & Life Sciences — 9.4%
89,517	Amgen, Inc.	4,918,959
18,775	Biogen Idec, Inc.*	1,748,891
11,481	Celgene Corp.*	710,903
3,975	Covance, Inc.*	180,664
347,871	Eli Lilly & Co.	12,860,791
73,772	Gilead Sciences, Inc.*	2,862,354
26,368	Merck & Co., Inc.	862,497
507,160	Pfizer, Inc.	8,966,589

		33,111,648

Real Estate Investment Trust — 3.6%
2,667	AvalonBay Communities, Inc.	304,171
2,494	Plum Creek Timber Co., Inc.	86,567
7,257	ProLogis, Inc.	175,982
102,040	Rayonier, Inc.	3,754,052
75,510	Simon Property Group, Inc.	8,304,590

		12,625,362

Retailing — 4.7%
18,793	Amazon.com, Inc.*	4,063,610
27,352	Best Buy Co., Inc.	637,302
23,558	Big Lots, Inc.*	820,525
21,528	BJ’s Wholesale Club, Inc.*	1,103,095

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
25,857	Dick’s Sporting Goods, Inc.*	$865,175
16,743	Dollar Tree, Inc.*	1,257,567
21,098	Family Dollar Stores, Inc.	1,073,044
14,812	Foot Locker, Inc.	297,573
96,663	Limited Brands, Inc.	3,722,492
22,015	Lowe’s Companies, Inc.	425,770
6,141	Netflix, Inc.*	694,916
8,638	PetSmart, Inc.	368,411
15,704	Target Corp.	770,124
4,052	Ulta Salon Cosmetics & Fragrance, Inc.*	252,156

		16,351,760

Semiconductors & Semiconductor Equipment — 2.5%
355,262	Intel Corp.	7,577,738
50,781	Marvell Technology Group Ltd.*	737,848
19,814	Texas Instruments, Inc.	528,043

		8,843,629

Software & Services — 10.6%
150,495	Accenture PLC Class A	7,928,077
12,499	Amdocs Ltd.*	338,973
21,974	Computer Sciences Corp.	590,002
14,754	Fidelity National Information Services, Inc.	358,817
9,738	Fortinet, Inc.*	163,598
11,703	Google, Inc. Class A*	6,019,789
5,725	Intuit, Inc.*	271,594
5,924	Lender Processing Services, Inc.	81,100
603,640	Microsoft Corp.	15,024,600
207,124	Oracle Corp.	5,952,744
3,266	VeriFone Systems, Inc.*	114,375
13,427	VeriSign, Inc.	384,146

		37,227,815

Technology Hardware & Equipment — 6.9%
261,280	Cisco Systems, Inc.	4,047,227
309,803	Dell, Inc.*	4,383,712
58,909	EMC Corp.*	1,236,500
90,817	Flextronics International Ltd.*	511,300
238,948	Hewlett-Packard Co.	5,364,383
135,734	Ingram Micro, Inc. Class A*	2,189,389
9,213	Juniper Networks, Inc.*	159,016
4,961	Lexmark International, Inc. Class A*	134,096
11,130	Motorola Mobility Holdings, Inc.*	420,491
19,148	Motorola Solutions, Inc.	802,301
57,492	NetApp, Inc.*	1,951,279
46,605	QLogic Corp.*	590,951
69,450	Tellabs, Inc.	297,941
109,983	Vishay Intertechnology, Inc.*	919,458
54,005	Western Digital Corp.*	1,389,009

		24,397,053

Telecommunication Services — 3.1%
320,722	AT&T, Inc.(b)	9,146,991
412,684	Sprint Nextel Corp.*	1,254,559
9,835	Telephone & Data Systems, Inc.	208,994
6,797	Verizon Communications, Inc.	250,130

		10,860,674

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — 2.0%
43,581	FedEx Corp.	$2,949,562
63,062	United Parcel Service, Inc. Class B	3,982,365

		6,931,927

Utilities — 4.1%
2,139	Alliant Energy Corp.	82,737
17,841	Ameren Corp.	531,127
6,851	American Electric Power Co., Inc.	260,475
4,646	DPL, Inc.	140,030
1,770	DTE Energy Co.	86,765
264,508	Duke Energy Corp.	5,287,515
6,467	Entergy Corp.	428,697
6,224	Great Plains Energy, Inc.	120,123
46,690	Integrys Energy Group, Inc.	2,270,068
23,762	NiSource, Inc.	508,032
4,870	Northeast Utilities	163,876
2,066	NSTAR	92,577
13,087	NV Energy, Inc.	192,510
2,106	OGE Energy Corp.	100,646
15,064	Pepco Holdings, Inc.	285,011
4,137	PG&E Corp.	175,036
3,062	SCANA Corp.	123,858
50,989	Sempra Energy	2,625,933
20,220	Southern Co.	856,721
5,697	TECO Energy, Inc.	97,590
2,908	Wisconsin Energy Corp.	90,991

		14,520,318

TOTAL COMMON STOCKS		$343,301,971

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$343,301,971

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
685,850	0.172%	$685,850

TOTAL INVESTMENTS — 97.9%		$343,987,821

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		7,330,427

NET ASSETS — 100.0%		$351,318,248

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Represents an affiliated issuer.

(d) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	120	December 2011	$6,756,000	$(186,210)

TAX INFORMATION — At September 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$326,754,040

Gross unrealized gain	41,855,247
Gross unrealized loss	(24,621,466)

Net unrealized security gain	$17,233,781

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds (except VIT Money Market Fund) is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined, under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Fund’s NAV based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to:

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of September 30, 2011. While assets for the VIT Money Market Fund are reported at amortized cost, the levels for the Fund are based on valuation characteristics of the investments market value:
VIT CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$34,746,063	$—
Mortgage-Backed Obligations	—	85,216,512	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	9,492,851	1,597,787	—
Asset-Backed Securities	—	4,037,398	—
Foreign Debt Obligations	—	12,943,156	—
Municipal Debt Obligations	—	2,811,804	—
Government Guarantee Obligations	—	7,553,567	—

Total	$9,492,851	$148,906,287	$—

Derivative Type

Assets
Futures Contracts(a)	$537,268	$—	$—
Forward Foreign Currency Exchange Contracts	—	613,133	—

Liabilities
Futures Contracts(a)	$(31,871)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(216,566)	—

VIT EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$154,481,893	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	389,951	—	—

Total	$154,871,844	$—	$—

Derivative Type

Liabilities
Futures Contracts(a)	$(159,829)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
VIT GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$30,245,055	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,884,681	6,092,759	—
Asset-Backed Securities	—	2,134,476	—
Government Guarantee Obligations	—	5,545,302	—

Total	$19,884,681	$44,017,592	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,027,031)	$—

Derivative Type

Assets
Futures Contracts(a)	$138,986	$—	$—

Liabilities
Futures Contracts(a)	$(4,267)	$—	$—

VIT GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$132,883,976	$—	$—

VIT LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,056,966,905	$—	$—

VIT MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$700,631,773	$—	$—

VIT MONEY MARKET

Investment Type	Level 1	Level 2	Level 3

Assets
Corporate Obligations (including repurchase agreements)	$—	$108,273,392	$—
Municipal Debt Obligations	—	27,431,049	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	100,073	17,142,545	—

Total	$100,073	$152,846,986	$—

VIT STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$314,569,143	$—	$—

VIT STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$9,060,095	$159,543,935 (b)	$—

Derivative Type

Liabilities
Futures Contracts(a)	$(185,645)	$—	$—

VIT STRUCTURED SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$96,477,961	$—	$—
Securities Lending Reinvestment Vehicle	3,611,925	—	—

Total	$100,089,886	$—	$—

Derivatives Type

Liabilities
Futures Contracts(a)	$(109,788)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VIT STRUCTURED U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$343,301,971	$—	$—
Securities Lending Reinvestment Vehicle	685,850	—	—

Total	$343,987,821	$—	$—

Derivatives Type

Liabilities
Futures Contracts(a)	$(186,210)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

(b) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended September 30, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of September 30, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

VIT Core Fixed Income	Currency	$613,133	$(216,566)
	Interest Rate	537,268	(31,871)

Total		$1,150,401	$(248,437)

VIT Equity Index	Equity	$—	$(159,829)
VIT Government Income	Interest Rate	138,986	(4,267)
VIT Strategic International Equity	Equity	—	(185,645)
VIT Structured Small Cap Equity	Equity	—	(109,788)
VIT Structured U.S. Equity	Equity	—	(186,210)

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income, Government Income and Growth Opportunities Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The VIT Money Market Fund may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At September 30, 2011, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of October 3, 2011, as follows:

	Principal		Collateral Value
Fund	Amount	Maturity Value	Allocation

Money Market	38,000,000	38,000,354	38,911,802

REPURCHASE AGREEMENTS — At September 30, 2011, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account III was as follows:

Counterparty	Interest Rate	Money Market

Bank of Nova Scotia (The)	0.12%	$3,754,941

BNP Paribas Securities Co.	0.12	9,387,352

Citibank, N.A.	0.11	11,264,822

Deutsche Bank Securities, Inc.	0.07	1,577,075

Wells Fargo Bank, National Association	0.11	7,509,881

Wells Fargo Securities LLC	0.11	4,505,929

Total		$38,000,000

At September 30, 2011, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	2.625 to 7.350%	12/03/13 to 09/22/38

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	1.416 to 8.290	12/13/13 to 09/14/35

Federal Home Loan Mortgage Corp.	0.875 to 7.690	07/27/12 to 09/01/41

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	03/15/16 to 09/15/25

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	07/15/32

Federal National Mortgage Association	0.750 to 8.430	06/22/12 to 09/01/41

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	04/08/13 to 08/06/38

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	03/23/28 to 07/15/37

Government National Mortgage Association	4.500 to 6.000	06/15/39 to 08/20/41

U.S. Treasury Bills	0.000	03/08/12 to 04/05/12

U.S. Treasury Bonds	3.750 to 9.000	11/15/18 to 08/15/41

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/12 to 11/15/26

U.S. Treasury Notes	0.125 to 4.875	10/31/11 to 08/15/21

U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/12 to 09/30/13

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain participating insurance companies, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date November 28, 2011

* Print the name and title of each signing officer under his or her signature.